UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	1/31/2015

Item 1. Schedule of Investments

Prudential Short Duration Multi-Sector Bond Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.3%
ASSET-BACKED SECURITIES — 22.5%
Collateralized Debt Obligations — 0.4%
GEM Ligos III CDO Ltd. (Cayman Islands), Series 2006-3A, Class A1, 144A	0.661	%(a)	03/23/21	259	$258,925
GEMC CDO Ltd. (Cayman Islands), Series 2005-8A, Class A3, 144A	1.150	%(a)	06/23/17	134	133,534

					392,459

Collateralized Loan Obligations — 13.5%
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	1.797	%(a)	07/20/26	400	398,563
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B2, 144A	4.580%		07/20/26	500	503,426
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.756	%(a)	04/28/26	800	795,902
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.506	%(a)	04/28/26	250	246,610
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class A, 144A	1.752	%(a)	10/12/23	250	249,682
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.353	%(a)	04/15/25	500	490,352
Atlas Senior Loan Fund VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.796	%(a)	10/15/26	250	249,046
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.657	%(a)	10/22/25	250	247,497
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.757	%(a)	04/17/26	500	497,447
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.407	%(a)	04/17/26	500	491,711
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	0.284	%(a)	10/17/26	250	247,946
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	1.857	%(a)	10/20/26	250	247,862
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.533	%(a)	02/14/25	250	246,982
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.807	%(a)	04/20/26	800	792,559
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.767	%(a)	10/18/26	250	246,813
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.685	%(a)	07/15/26	250	248,024
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.320%		01/25/27	350	346,344
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.822	%(a)	05/15/26	250	249,673
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.482	%(a)	05/15/26	250	243,901
Magnetite CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.733	%(a)	04/15/26	450	447,301
Magnetite CLO XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.685	%(a)	01/18/27	250	247,903
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.723	%(a)	04/15/26	500	496,810
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.713	%(a)	11/22/23	400	399,728
Regatta III CLO Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.773	%(a)	04/15/26	450	448,057

Rosedale CLO Ltd. (Cayman Islands), Series I-A, Class B, 144A	0.726	%(a)	07/24/21	400	394,177
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	503,086
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.303	%(a)	04/15/25	350	342,780
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26	300	296,652
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.863	%(a)	01/22/27	750	747,000
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.373	%(a)	07/15/25	250	245,051
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.757	%(a)	04/20/26	800	795,844

					12,404,729

Residential Mortgage-Backed Securities — 8.6%
ABFC Trust, Series 2003-AHL1, Class A1	4.184	%(a)	03/25/33	149	148,771
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.218	%(a)	12/25/33	321	302,629
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.142	%(a)	12/15/33	234	224,061
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE6, Class M1	1.023	%(a)	08/25/34	318	293,032
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.668	%(a)	03/25/43	473	462,831
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M1	1.023	%(a)	06/25/34	330	306,248
Countrywide Asset-Backed Certificates, Series 2003-BC2, Class 2A1	0.768	%(a)	06/25/33	121	102,736
Fremont Home Loan Trust, Series 2004-2, Class M1	1.023	%(a)	07/25/34	615	552,320
Home Equity Asset Trust, Series 2003-8, Class M1	1.248	%(a)	04/25/34	943	889,590
HSBC Home Equity Loan Trust USA, Series 2006-3, Class M1	0.428	%(a)	03/20/36	1,000	963,235
HSBC Home Equity Loan Trust USA, Series 2006-4, Class M2	0.448	%(a)	03/20/36	250	236,533
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.188	%(a)	10/25/33	415	391,153
Option One Mortgage Accep. Corp. Asset-Backed Certificates, Series 2003-3, Class A2	0.768	%(a)	06/25/33	167	155,787
Option One Mortgage Accep. Corp. Asset-Backed Certificates, Series 2003-4, Class A2	0.808	%(a)	07/25/33	476	441,863
Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3	0.868	%(a)	04/25/33	299	288,140
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 3A3	0.868	%(a)	08/25/33	269	263,774
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.168	%(a)	09/25/34	1,342	1,325,436
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	500	503,456

					7,851,595

TOTAL ASSET-BACKED SECURITIES (cost $20,601,487)					20,648,783

BANK LOANS(a) — 4.3%
Automobiles — 0.6%
Chrysler Group LLC, Term Loan	3.250%		12/31/18	496	492,776

Biotechnology — 0.1%
Grifols SA, Term Loan	3.255%		02/26/21	99	97,998

Commercial Services & Supplies — 0.2%
TransUnion LLC, Term Loan, PIK	4.000%		04/09/21	199	195,523

Food Products — 0.4%
Pinnacle Foods Finance LLC, Term Loan	3.000%		04/29/20	87	84,928
US Foods, Inc., Term Loan (original cost $298,112; purchased 08/15/14)(b)	4.500%		03/29/19	298	297,440

					382,368

Health Care Providers & Services — 0.6%
Capsugel Holdings US, Inc., Term Loan	3.500%		08/01/18	233	230,524
CHS/Community Health Systems, Inc., Term Loan	3.486%		01/25/17	348	346,119

					576,643

Hotels, Restaurants & Leisure — 0.2%
B.C. Unlimited Liability Co., Term Loan B	4.500%		10/27/21	100	100,047
Hilton Worldwide Finance LLC, Term Loan	3.500%		10/26/20	89	88,142

					188,189

Independent Power & Renewable Electricity Producers — 0.5%
NRG Energy, Inc., Term Loan	2.750%		07/01/18	495	488,088

IT Services — 0.5%
Vantiv LLC, Term Loan	2.255%		06/13/19	488	474,094

Media — 0.7%
CBS Outdoor Americas CAP Co., Term Loan	3.000%		02/01/21	100	98,000
Charter Communications Operating LLC, Term Loan	3.000%		07/01/20	495	486,136

					584,136

Pharmaceuticals — 0.3%
Biomet, Inc., Term Loan	3.755%		07/25/17	300	299,437

Semiconductors & Semiconductor Equipment — 0.2%
Avago Technologies Finance Pte. Ltd., Term Loan	3.750%		05/06/21	199	198,502

TOTAL BANK LOANS (cost $4,008,816)					3,977,754

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.7%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%		07/10/44	165	173,476
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	500	523,643
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.577	%(a)	04/10/49	40	42,968
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	208	225,623
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	500	503,057
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM	5.153	%(a)	09/10/47	200	205,833
Bank of America Mortgage, Series 2005-CKI1, Class AM	5.288	%(a)	11/12/37	200	204,900
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	250	253,724
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	250	267,592
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277	%(a)	04/10/37	750	765,290
Commercial Mortgage Trust, Series 2012-CR1, Class XA, IO	2.114	%(a)	05/15/45	1,393	145,073
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	54	53,935
Commercial Mortgage Trust, Series 2013-CR10, Class A2	2.972%		08/10/46	250	261,099

Commercial Mortgage Trust, Series 2014-CR15, Class XB, IO, 144A	0.023%		02/10/47	157,461	284,375
Commercial Mortgage Trust Pass-Through Certificates, Series 2010-C1, Class A1, 144A	3.156%		07/10/46	345	348,573
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CR3, Class A1	0.666%		10/15/45	235	233,743
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS2, Class XB, IO, 144A	0.139	%(a)	03/10/47	42,900	556,327
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.468	%(a)	02/15/39	225	233,602
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A	5.682	%(a)	03/15/39	129	133,461
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A	5.806	%(a)	06/15/38	273	287,298
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	249	249,375
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	250	257,845
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.019	%(a)	01/25/20	8,434	359,845
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.185	%(a)	04/25/20	7,222	334,819
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.653	%(a)	06/25/20	1,419	95,594
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.442	%(a)	01/25/22	3,177	253,242
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.464	%(a)	05/25/22	1,951	169,001
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.899	%(a)	10/25/22	6,936	391,875
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, IO	0.800	%(a)	10/25/23	3,229	184,001
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%		11/10/45	458	469,468
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	5.238	%(a)	11/10/45	80	81,302
GS Mortgage Securities Corp. II, Series 2014-GC20, Class XB, IO	0.338	%(a)	04/10/47	15,000	533,310
GS Mortgage Securities Trust, Series 2014-GC18, Class XB, IO	0.063	%(a)	01/10/47	20,000	254,780
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.243	%(a)	01/12/43	120	122,153
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AM	4.780%		07/15/42	900	905,515
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ	4.996	%(a)	08/15/42	372	377,965
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(a)	10/15/42	270	274,869
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class XCP, IO, 144A	0.301	%(a)	12/15/15	50,682	51
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	5.877	%(a)	06/12/46	130	137,560
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%		03/12/51	300	322,521
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A	5.422	%(a)	02/12/44	163	174,683
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A3	5.607	%(a)	04/12/49	400	400,210
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	252	260,177
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class AJ	5.224	%(a)	03/15/42	297	297,187

Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class APB	5.997%		06/15/45	12	11,862
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749	%(a)	07/15/45	256	269,925
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	211	222,731
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	300	324,849

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,571,732)					13,440,307

CORPORATE BONDS — 47.7%
Aerospace & Defense — 0.4%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		03/15/18	225	227,812
Ducommun, Inc., Gtd. Notes	9.750%		07/15/18	125	133,438
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	25	26,106

					387,356

Airlines — 0.6%
American Airlines 2013-2 Class A Pass-Through Trust, Equipment Trust	4.950%		01/15/23	183	197,363
Delta Air Lines, 2010-2 Class A Pass-Through Trust, Pass Through Certificates	4.950%		05/23/19	163	175,401
United Airlines 2014-1 Class A Pass-Through Trust, Pass Through Certificates	4.000%		04/11/26	160	166,800

					539,564

Automobiles — 1.6%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%		02/15/19	225	230,625
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	700	711,760
General Motors Financial Co., Inc., Gtd. Notes	3.500%		07/10/19	295	302,293
Jaguar Land Rover Automotive Plc (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	200	203,500

					1,448,178

Banks — 10.2%
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49	175	188,016
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	520	530,959
Bank of America Corp., Sr. Unsec’d. Notes, MTN	1.125	%(a)	04/01/19	250	249,990
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	250	270,952
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	125	139,591
Bank of America Corp., Sub. Notes	5.420%		03/15/17	100	107,592
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	310	313,746
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		05/15/24	200	215,351
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	550	572,055
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	250	254,326
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	125	141,585
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%		10/25/23	300	319,309
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	475	598,642
Citigroup, Inc., Sub. Notes	5.500%		02/15/17	200	215,479
Discover Financial Services, Sr. Unsec’d. Notes	5.200%		04/27/22	400	451,544
Fifth Third Bancorp, Sr. Unsec’d. Notes	3.625%		01/25/16	125	128,229
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	200	203,714
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24	200	214,073
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	75	80,689
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	125	144,232
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	200	214,938
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	550	617,400

KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	400	462,002
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	375	441,702
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	350	356,888
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	75	76,225
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	200	228,547
PNC Bank NA, Sub. Notes	4.200%		11/01/25	350	385,728
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	4.375%		03/16/16	125	129,686
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375%		03/25/19	325	331,682
US Bancorp, Sr. Unsec’d. Notes, MTN	0.656	%(a)	04/25/19	500	499,973
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(a)	03/29/49	200	219,500
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21	75	78,427

					9,382,772

Beverages — 0.2%
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750%		01/01/20	200	197,500

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	3.875%		11/15/21	250	270,041
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%		12/01/21	100	113,456

					383,497

Capital Markets — 1.6%
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	225	231,469
JPMorgan Chase & Co., Jr. Sub. Notes	6.100	%(a)	12/31/49	125	127,812
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	350	367,888
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	400	457,420
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	150	151,593
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.750%		03/19/19	100	102,869
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	4.125%		01/19/16	30	30,837

					1,469,888

Chemicals — 1.8%
Ashland, Inc., Sr. Unsec’d. Notes	3.000%		03/15/16	200	200,750
Ashland, Inc., Sr. Unsec’d. Notes	3.875%		04/15/18	100	102,125
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%		11/15/21	100	108,877
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	150	165,903
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%		06/01/17	100	102,163
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	255	252,450
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	350	414,882
Monsanto Co., Sr. Unsec’d. Notes	4.400%		07/15/44	25	27,710
PolyOne Corp., Sr. Unsec’d. Notes	7.375%		09/15/20	200	212,000
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625%		12/15/20	75	79,125

					1,665,985

Commercial Services & Supplies — 0.3%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%		07/15/17	130	126,165
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%		02/15/21	100	117,033

					243,198

Construction Materials — 1.0%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $215,750; purchased 11/21/14)(b)(c)	6.750%		05/01/21	200	214,000
Calcipar SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $212,500; purchased 06/30/14)(b)(c)	6.875%		05/01/18	200	202,500
CEMEX Espana SA (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19	250	272,500
US Concrete, Inc., Sr. Sec’d. Notes	8.500%		12/01/18	225	237,937

					926,937

Consumer Finance — 0.6%
American Express Co., Jr. Sub. Notes	5.200	%(a)	12/31/49	55	55,776
CIT Group, Inc., Sr. Unsec’d. Notes	4.250%		08/15/17	100	101,230
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	200	207,500
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	225	232,594

					597,100

Containers & Packaging — 0.8%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%		04/15/19	200	202,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19	250	284,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, Sr. Sec’d. Notes	7.875%		08/15/19	200	211,250

					697,937

Diversified Consumer Services — 0.2%
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18	200	225,000

Diversified Financial Services — 0.4%
Leucadia National Corp., Sr. Unsec’d. Notes	5.500%		10/18/23	100	103,776
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	220	220,000

					323,776

Diversified Telecommunication Services — 1.9%
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350%		02/14/19	200	203,853
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.250%		10/30/17	125	130,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%		04/30/20	100	105,250
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%		10/01/18	150	168,187
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		04/01/19	200	207,750
Qwest Corp., Sr. Unsec’d. Notes	6.750%		12/01/21	50	58,220
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%		05/15/17	250	253,750
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	595	619,428

					1,746,438

Electric Utilities — 1.2%
Commonwealth Edison Co., Sec’d. Notes	2.150%		01/15/19	25	25,542
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	53	55,650
DPL, Inc., Sr. Unsec’d. Notes, 144A	6.750%		10/01/19	275	280,500
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%		01/15/25	125	133,322
PG&E Corp., Sr. Unsec’d. Notes	2.400%		03/01/19	300	305,718
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%		01/15/21	300	335,689

					1,136,421

Electrical Equipment — 0.5%
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	6.500%		05/15/19	400	417,000

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%		04/01/19	163	171,395

Energy Equipment & Services — 0.4%
CGG SA (France), Gtd. Notes	7.750%		05/15/17	41	37,310
Nabors Industries, Inc., Gtd. Notes	2.350%		09/15/16	100	99,207
Weatherford International LLC, Gtd. Notes	6.350%		06/15/17	200	202,160

					338,677

Food & Staples Retailing — 0.7%
Kroger Co. (The), Gtd. Notes	6.400%		08/15/17	250	280,105

Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes (original cost $437,031; purchased 01/21/14-8/27/14)(b)	8.875%		12/15/17	400	408,000

					688,105

Food Products — 1.6%
BRF SA (Brazil), Gtd. Notes, 144A	5.875%		06/06/22	200	215,546
Bunge Ltd. Finance Corp., Gtd. Notes	3.200%		06/15/17	100	103,224
Darling Ingredients, Inc., Gtd. Notes	5.375%		01/15/22	75	74,813
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250%		01/29/18	200	207,072
Mondelez International, Inc., Sr. Unsec’d. Notes	2.250%		02/01/19	100	101,176
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625%		04/14/18	150	162,580
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%		08/01/18	300	306,000
Tyson Foods, Inc., Gtd. Notes	6.600	%(a)	04/01/16	250	266,108

					1,436,519

Health Care Equipment & Supplies — 1.2%
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%		12/15/18	300	316,530
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%		10/15/18	100	103,187
Medtronic, Inc., Gtd. Notes, 144A	2.500%		03/15/20	645	663,415

					1,083,132

Health Care Providers & Services — 2.2%
Capella Healthcare, Inc., Gtd. Notes	9.250%		07/01/17	300	312,750
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%		07/15/20	100	106,500
Cigna Corp., Sr. Unsec’d. Notes	4.500%		03/15/21	100	112,167
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%		09/15/18	250	276,250
HCA, Inc., Gtd. Notes	8.000%		10/01/18	375	435,000
Kindred Escrow Corp., Sr. Sec’d. Notes, 144A	8.000%		01/15/20	275	291,830
MedAssets, Inc., Gtd. Notes	8.000%		11/15/18	300	311,625
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%		11/01/18	175	190,094

					2,036,216

Hotels, Restaurants & Leisure — 1.2%
Isle of Capri Casinos, Inc., Gtd. Notes	7.750%		03/15/19	200	207,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	200	208,296
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	100	103,519
MGM Resorts International, Gtd. Notes	8.625%		02/01/19	275	310,062
MTR Gaming Group, Inc., Sec’d. Notes	11.500%		08/01/19	125	135,313
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%		05/15/20	100	105,000

					1,069,190

Household Durables — 0.8%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000%		06/15/22	100	106,433
Standard Pacific Corp., Gtd. Notes	8.375%		05/15/18	325	366,639
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%		03/01/19	150	152,298
Whirlpool Corp., Sr. Unsec’d. Notes	4.700%		06/01/22	100	112,963

					738,333

Independent Power & Renewable Electricity Producers — 0.4%
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750%		11/01/19	350	359,625

Insurance — 1.6%
Aon Corp. (United Kingdom), Gtd. Notes	3.125%		05/27/16	450	461,850
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	250	288,692
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22	250	282,942
XLIT Ltd. (Ireland), Gtd. Notes	2.300%		12/15/18	400	406,350

					1,439,834

IT Services — 0.8%
Brightstar Corp., Gtd. Notes, 144A (original cost $440,000; purchased 02/21/14)(b)(c)	9.500%	12/01/16	400	420,000
First Data Corp., Gtd. Notes	11.250%	01/15/21	75	84,938
First Data Corp., Sr. Sec’d. Notes, 144A	8.875%	08/15/20	250	267,812

				772,750

Machinery — 0.5%
Case New Holland Industrial, Inc., Gtd. Notes	7.875%	12/01/17	100	110,100
Columbus McKinnon Corp., Gtd. Notes	7.875%	02/01/19	125	130,156
Terex Corp., Gtd. Notes	6.500%	04/01/20	125	129,375
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	100	111,075

				480,706

Media — 2.2%
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	350	378,000
Carmike Cinemas, Inc., Sec’d. Notes	7.375%	05/15/19	225	238,208
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	275	308,687
Dish DBS Corp., Gtd. Notes	7.125%	02/01/16	425	446,250
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17	100	109,700
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $206,500; purchased 08/27/14)(b)(c)	5.000%	08/01/18	200	207,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $104,500; purchased 01/21/15)(b)(c)	6.875%	05/15/19	100	104,250
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $192,500; purchased 07/09/14)(b)(c)	7.875%	11/01/20	175	187,250

				1,979,345

Metals & Mining — 1.4%
AK Steel Corp., Sr. Sec’d. Notes	8.750%	12/01/18	300	317,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	100	106,250
CITIC Ltd. (China), Sr. Unsec’d. Notes, MTN	6.875%	01/21/18	300	332,490
FMG Resources (August 2006) Pty. Ltd. (Australia), Gtd. Notes, 144A	6.875%	02/01/18	156	150,500
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	3.600%	01/15/17	200	206,118
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, RegS	6.750%	06/07/16	200	194,500

				1,307,108

Oil, Gas & Consumable Fuels — 1.3%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250%	04/08/19	200	68,000
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%	12/15/18	250	252,103
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	50	57,309
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	50	50,112
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	250	263,907
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $136,719; purchased 05/21/14)(b)(c)	7.625%	04/15/21	125	126,875
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%	12/12/21	300	195,000
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, RegS	5.375%	01/26/19	120	78,900
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	75	75,804

				1,168,010

Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $228,412; purchased 02/05/14)(b)(c)	5.400%	11/01/20	200	229,321

International Paper Co., Sr. Unsec’d. Notes	7.500%	08/15/21	100	126,803
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	10/01/19	100	120,908

				477,032

Pharmaceuticals — 0.5%
Actavis, Inc., Gtd. Notes	1.875%	10/01/17	100	100,322
Forest Laboratories, Inc., Gtd. Notes, 144A	4.375%	02/01/19	125	134,189
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	225	239,344

				473,855

Professional Services — 0.3%
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	9.625%	06/15/18	300	302,625

Real Estate Investment Trusts (REITs) — 1.2%
Digital Realty Trust LP, Gtd. Notes	4.500%	07/15/15	115	115,822
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	11/01/18	50	51,250
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	225	231,750
HCP, Inc., Sr. Unsec’d. Notes	3.750%	02/01/19	100	106,357
Kilroy Realty LP, Gtd. Notes	5.000%	11/03/15	100	102,846
Kimco Realty Corp., Sr. Unsec’d. Notes	6.875%	10/01/19	100	120,532
Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	220	262,190
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	100	105,250

				1,095,997

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	100	106,825
CSX Corp., Sr. Unsec’d. Notes	5.600%	05/01/17	100	109,584
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $101,859; purchased 01/07/14)(b)(c)	2.800%	11/01/18	100	103,693
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	100	103,000
Hertz Corp. (The), Gtd. Notes	7.500%	10/15/18	125	129,375

				552,477

Semiconductors & Semiconductor Equipment — 0.6%
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	100	101,669
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	425	425,000

				526,669

Software — 0.4%
Intuit, Inc., Sr. Unsec’d. Notes	5.750%	03/15/17	300	326,590

Specialty Retail — 0.6%
AutoZone, Inc., Sr. Unsec’d. Notes	1.300%	01/13/17	150	150,689
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	75	70,125
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	75	81,375
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.875%	11/15/19	275	291,844

				594,033

Technology Hardware, Storage & Peripherals
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%	01/14/19	25	25,697

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	100	100,272
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	05/17/21	100	111,637

				211,909

Trading Companies & Distributors — 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	150	151,125

United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20		250	269,062

					420,187

Wireless Telecommunication Services — 2.1%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20		100	111,825
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		200	220,920
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	7.000%	02/15/20		200	194,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20		200	226,315
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	115	147,980
Indosat Palapa Co. BV (Indonesia), Gtd. Notes, RegS	7.375%	07/29/20		400	419,000
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		250	288,125
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		300	283,500

					1,891,665

TOTAL CORPORATE BONDS (cost $43,684,451)					43,756,228

FOREIGN GOVERNMENT BONDS — 3.7%
Autonomous Community of Madrid (Spain), Sr. Unsec’d. Notes	4.750%	03/26/15	EUR	153	173,730
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	100	137,272
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	5.250%	02/01/16	JPY	10,000	65,890
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, RegS	4.750%	04/17/19	EUR	190	150,494
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		120	135,240
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		210	246,641
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	11.625%	03/04/19		100	133,875
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.500%	12/01/18	EUR	20	25,022
Italy Buoni Poliennali del Tesoro (Italy), Bonds	4.500%	03/01/24	EUR	100	141,234
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%	11/14/16	JPY	10,000	89,165
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%	06/08/15	JPY	5,000	43,036
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250%	07/14/17	EUR	200	245,231
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	3.500%	03/25/15		300	300,528
Portugal Government International Bond (Portugal), Unsec’d. Notes	5.125%	10/15/24		300	330,036
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.750%	06/14/19	EUR	75	96,677
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	6.400%	02/15/16	EUR	200	240,228
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250%	02/22/17		200	215,034
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24		30	33,792
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	4.125%	02/18/19		200	212,350
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.850%	05/10/23		200	236,516

South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, MTN	4.500%		04/05/16	EUR	100	118,035

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,659,691)						3,370,026

MUNICIPAL BONDS — 0.3%
Puerto Rico
Commonwealth of Puerto Rico, General Obligation	5.500%		07/01/16		200	206,610
Government Development Bank for Puerto Rico, Series A, Revenue Bonds	3.448%		02/01/15		100	99,945

TOTAL MUNICIPAL BONDS (cost $300,947)						306,555

NON-CORPORATE FOREIGN AGENCIES — 2.3%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%		05/09/23		200	195,716
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150%		01/22/19		50	50,992
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%		11/04/16		200	209,008
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.300%		11/12/15		200	197,700
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	9.125%		07/02/18		350	381,150
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%		06/28/17		100	110,125
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%		01/20/20		200	234,500
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21		500	540,250
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17		200	199,487

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,115,714)						2,118,928

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds	2.250%		11/15/24		250	262,812
U.S. Treasury Bonds	3.125%		08/15/44		15	17,801
U.S. Treasury Notes	0.875%		01/15/18		400	401,250
U.S. Treasury Notes	1.000%		09/15/17		600	604,922
U.S. Treasury Notes	1.750%		09/30/19		75	77,004

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,341,965)						1,363,789

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.3%
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A (cost $239,800)	2.170	%(a)	12/01/21		244	240,005

TOTAL LONG-TERM INVESTMENTS (cost $89,524,603)						89,222,375

SHORT-TERM INVESTMENTS — 1.0%

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 1.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $956,736)(d)					956,736	956,736

	Notional Amount (000)#
OPTIONS PURCHASED*(e)
Call Options
10 Year U.S. Treasury Notes expiring 02/20/15, Strike Price $130.00	5	6,406
expiring 02/20/15, Strike Price $130.50	7	6,781
expiring 02/20/15, Strike Price $134.00	5	391
30 Year U.S. Ultra Treasury Bonds expiring 02/20/15, Strike Price $176.00	3	12,656
expiring 02/20/15, Strike Price $177.00	2	7,156
expiring 02/20/15, Strike Price $186.00	3	1,641
expiring 02/20/15, Strike Price $187.00	2	875

		35,906

Put Options
5 Year Euro-Bobl expiring 03/13/15, Strike Price $98.50	73	181
expiring 03/13/15, Strike Price $98.87	73	1,269
90 Day Euro Dollar expiring 12/14/15, Strike Price $98.75	15	525
expiring 12/14/15, Strike Price $98.87	15	713
expiring 12/14/15, Strike Price $99.12	15	1,425
expiring 12/14/15, Strike Price $99.25	15	2,025

		6,138

TOTAL OPTIONS PURCHASED (cost $46,179)		42,044

TOTAL SHORT-TERM INVESTMENTS (cost $1,002,915)		998,780

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.4% (cost $90,527,518)(f)		90,221,155

OPTIONS WRITTEN*(e)
Call Options
30 Year U.S. Ultra Treasury Bonds expiring 02/20/15, Strike Price $132.00	10	(3,594)
expiring 02/20/15, Strike Price $132.50	7	(1,750)
expiring 02/20/15, Strike Price $181.00	6	(10,031)
expiring 02/20/15, Strike Price $182.00	4	(5,438)

		(20,813)

Put Options
5 Year Euro-Bobl expiring 03/13/15, Strike Price $98.62	73	(363)
expiring 03/13/15, Strike Price $98.75	73	(544)
90 Day Euro Dollar expiring 12/14/15, Strike Price $99.00	60	(4,050)

		(4,957)

TOTAL OPTIONS WRITTEN (premiums received $33,412)		(25,770)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.3% (cost $90,494,106)		90,195,385
Other assets in excess of liabilities(g) — 1.7%		1,521,502

NET ASSETS — 100.0%		$91,716,887

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BBSW	Australian Bank Bill Swap Reference Rate
Bobl	Bundesobligationen-German Federal Obligations
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OIS	Overnight Index Swap
PIK	Payment-in-Kind
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2015.
(b)	Indicates a restricted security; the aggregate original cost of the restricted securities is $2,573,883. The aggregate value of $2,500,329 is approximately 2.7% of net assets.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(e)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2015.
(f)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$90,532,743

Appreciation	1,088,479
Depreciation	(1,400,067)

Net Unrealized Depreciation	$(311,588)

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at January 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
152	2 Year U.S. Treasury Notes	Mar. 2015	$33,275,000	$33,404,375	$129,375
1	10 Year Euro-Bund	Mar. 2015	176,584	180,110	3,526
9	30 Year U.S. Ultra Treasury Bonds	Mar. 2015	1,533,907	1,610,438	76,531

					209,432

	Short Positions:
3	30 Day Federal Fund	Jan. 2015	1,248,662	1,248,631	31
36	5 Year U.S. Treasury Notes	Mar. 2015	4,370,063	4,368,375	1,688
96	10 Year U.S. Treasury Notes	Mar. 2015	12,363,781	12,564,000	(200,219)

					(198,500)

					$10,932

(1)	Cash of $225,731 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at January 31, 2015.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2015.

Forward foreign currency exchange contracts outstanding at January 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 04/16/15	JPMorgan Chase	AUD	28	$22,655	$21,593	$(1,062)
Brazilian Real, Expiring 03/11/15	Barclays Capital Group	BRL	76	28,989	28,082	(907)
Expiring 03/11/15	Citigroup Global Markets	BRL	74	26,900	27,410	510
British Pound, Expiring 04/28/15	Bank of America	GBP	253	381,309	381,465	156
Chinese Renminbi, Expiring 03/16/15	BNP Paribas	CNH	1,433	229,927	228,173	(1,754)
Expiring 03/16/15	JPMorgan Chase	CNH	284	45,500	45,147	(353)
Euro, Expiring 04/28/15	Deutsche Bank AG	EUR	142	160,500	160,902	402
Expiring 04/28/15	JPMorgan Chase	EUR	122	137,600	137,532	(68)
Hong Kong Dollar, Expiring 04/08/15	BNP Paribas	HKD	1,402	180,800	180,882	82
Expiring 04/08/15	Citigroup Global Markets	HKD	677	87,332	87,370	38
Expiring 04/08/15	Citigroup Global Markets	HKD	6,435	829,653	830,017	364
Expiring 04/08/15	Citigroup Global Markets	HKD	6,435	829,653	830,017	364
Expiring 04/08/15	JPMorgan Chase	HKD	458	59,100	59,100	—
Indian Rupee, Expiring 04/24/15	BNP Paribas	INR	10,481	168,146	166,215	(1,931)
Japanese Yen, Expiring 04/28/15	JPMorgan Chase	JPY	15,087	128,200	128,620	420
Mexican Peso, Expiring 04/22/15	JPMorgan Chase	MXN	1,825	123,834	121,099	(2,735)
New Taiwanese Dollar, Expiring 02/02/15	Citigroup Global Markets	TWD	1,363	43,378	43,263	(115)
Expiring 02/02/15	Citigroup Global Markets	TWD	1,376	43,771	43,655	(116)

Expiring 02/02/15	Citigroup Global Markets	TWD	3,228	106,600	102,421	(4,179)
Expiring 02/02/15	Citigroup Global Markets	TWD	4,027	128,128	127,789	(339)
Expiring 02/02/15	Citigroup Global Markets	TWD	4,240	134,914	134,557	(357)
Expiring 02/02/15	Citigroup Global Markets	TWD	4,895	154,700	155,321	621
Expiring 02/02/15	Citigroup Global Markets	TWD	5,950	189,303	188,802	(501)
Expiring 02/02/15	Citigroup Global Markets	TWD	8,834	280,934	280,324	(610)
New Zealand Dollar, Expiring 04/16/15	Bank of America	NZD	142	108,653	102,651	(6,002)
Philippine Peso, Expiring 02/12/15	Barclays Capital Group	PHP	4,112	91,373	93,204	1,831
Expiring 02/12/15	Citigroup Global Markets	PHP	2,791	63,800	63,256	(544)
South Korean Won, Expiring 03/16/15	Citigroup Global Markets	KRW	51,355	46,887	46,878	(9)
Swiss Franc, Expiring 04/28/15	Barclays Capital Group	CHF	39	45,500	42,640	(2,860)
Expiring 04/28/15	Barclays Capital Group	CHF	78	91,400	85,188	(6,212)
Expiring 04/28/15	Barclays Capital Group	CHF	117	136,600	128,263	(8,337)
Thai Baht, Expiring 03/06/15	Barclays Capital Group	THB	599	18,200	18,268	68
Expiring 03/06/15	Barclays Capital Group	THB	759	22,900	23,160	260

				$5,147,139	$5,113,264	(33,875)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 04/16/15	Barclays Capital Group	AUD	28	$22,800	$21,763	$1,037
Expiring 04/16/15	Barclays Capital Group	AUD	29	22,900	22,473	427
Expiring 04/16/15	JPMorgan Chase	AUD	34	27,576	26,479	1,097
Expiring 04/16/15	JPMorgan Chase	AUD	59	45,900	45,870	30
Brazilian Real, Expiring 03/11/15	Citigroup Global Markets	BRL	72	27,000	26,591	409
Expiring 03/11/15	Citigroup Global Markets	BRL	100	36,700	36,706	(6)
British Pound, Expiring 04/28/15	Citigroup Global Markets	GBP	29	43,179	43,051	128
Expiring 04/28/15	Citigroup Global Markets	GBP	29	43,466	43,352	114
Expiring 04/28/15	Citigroup Global Markets	GBP	29	44,255	43,954	301
Expiring 04/28/15	Citigroup Global Markets	GBP	44	67,234	66,684	550
Expiring 04/28/15	JPMorgan Chase	GBP	57	86,317	85,650	667

Canadian Dollar, Expiring 04/16/15	Citigroup Global Markets	CAD	101	84,081	79,344	4,737
Chinese Renminbi, Expiring 04/08/15	Citigroup Global Markets	CNH	433	68,700	68,752	(52)
Expiring 04/08/15	JPMorgan Chase	CNH	290	45,800	46,091	(291)
Euro, Expiring 04/28/15	Bank of America	EUR	144	169,779	163,306	6,473
Expiring 04/28/15	Bank of America	EUR	710	800,253	802,763	(2,510)
Expiring 04/28/15	Deutsche Bank AG	EUR	86	98,914	97,373	1,541
Expiring 04/28/15	JPMorgan Chase	EUR	36	41,912	40,713	1,199
Expiring 04/28/15	JPMorgan Chase	EUR	37	42,761	41,957	804
Expiring 04/28/15	JPMorgan Chase	EUR	1,420	1,602,778	1,605,479	(2,701)
Japanese Yen, Expiring 04/28/15	Deutsche Bank AG	JPY	73,073	618,376	622,948	(4,572)
Mexican Peso, Expiring 04/22/15	Barclays Capital Group	MXN	1,032	68,800	68,517	283
New Taiwanese Dollar, Expiring 02/02/15	Citigroup Global Markets	TWD	1,363	44,600	43,263	1,337
Expiring 02/02/15	Citigroup Global Markets	TWD	1,376	44,800	43,655	1,145
Expiring 02/02/15	Citigroup Global Markets	TWD	3,228	102,693	102,421	272
Expiring 02/02/15	Citigroup Global Markets	TWD	4,027	132,100	127,789	4,311
Expiring 02/02/15	Citigroup Global Markets	TWD	4,240	135,800	134,557	1,243
Expiring 02/02/15	Citigroup Global Markets	TWD	4,895	155,733	155,321	412
Expiring 02/02/15	Citigroup Global Markets	TWD	5,950	196,525	188,802	7,723
Expiring 02/02/15	Citigroup Global Markets	TWD	8,834	281,067	280,323	744
New Zealand Dollar, Expiring 04/16/15	Bank of America	NZD	29	22,479	21,200	1,279
Expiring 04/16/15	Citigroup Global Markets	NZD	108	82,000	78,081	3,919
Expiring 04/16/15	JPMorgan Chase	NZD	31	22,900	22,292	608
Expiring 04/16/15	JPMorgan Chase	NZD	31	22,900	22,350	550
Expiring 04/16/15	JPMorgan Chase	NZD	32	22,900	22,837	63
Polish Zloty, Expiring 04/23/15	JPMorgan Chase	PLN	242	65,018	65,219	(201)
Russian Ruble, Expiring 02/09/15	BNP Paribas	RUB	340	5,954	4,901	1,053
Singapore Dollar, Expiring 04/24/15	JPMorgan Chase	SGD	62	45,800	45,484	316
Expiring 04/24/15	JPMorgan Chase	SGD	62	45,800	45,841	(41)
South African Rand, Expiring 04/20/15	Citigroup Global Markets	ZAR	212	18,300	17,994	306
South Korean Won, Expiring 03/16/15	JPMorgan Chase	KRW	48,652	43,975	44,411	(436)
Swiss Franc, Expiring 04/28/15	Barclays Capital Group	CHF	489	572,308	535,344	36,964
Expiring 04/28/15	Barclays Capital Group	CHF	90	100,900	98,699	2,201

Thai Baht, Expiring 03/06/15	Citigroup Global Markets	THB	1,469	44,294	44,816	(522)

				$6,318,327	$6,245,416	72,911

						$39,036

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2015.

Cross currency exchange contracts outstanding at January 31, 2015:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
04/23/15	Buy	PLN	256	EUR	60	$1,391	Citigroup Global Markets
04/28/15	Buy	EUR	61	CHF	64	—	Barclays Capital Group
04/28/15	Buy	EUR	121	CHF	124	1,482	Barclays Capital Group
04/28/15	Buy	EUR	122	CHF	126	(646)	Barclays Capital Group
04/28/15	Buy	EUR	82	JPY	10,879	(461)	Barclays Capital Group
04/28/15	Buy	CHF	98	EUR	98	(4,362)	Citigroup Global Markets
04/28/15	Buy	CHF	239	EUR	243	(13,466)	Citigroup Global Markets
04/28/15	Buy	GBP	31	EUR	41	33	Citigroup Global Markets
04/28/15	Buy	EUR	61	JPY	8,144	(670)	Deutsche Bank AG
04/28/15	Buy	EUR	79	GBP	60	(1,894)	JPMorgan Chase
04/28/15	Buy	GBP	30	EUR	40	495	JPMorgan Chase

						$(18,098)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2015.

Interest rate swap agreements outstanding at January 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
BRL 2,495	01/01/17	12.250%	Brazil Interbank lending rate(2)	$(928)	$—	$(928)	Deutsche Bank AG
BRL 1,530	01/01/18	11.770%	Brazil Interbank lending rate(2)	(4,310)	—	(4,310)	Deutsche Bank AG
BRL 609	01/01/21	11.300%	Brazil Interbank lending rate(2)	(4,645)	—	(4,645)	Barclays Capital Group
BRL 579	01/01/21	12.640%	Brazil Interbank lending rate(2)	17,557	—	17,557	Deutsche Bank AG
ZAR 2,350	11/04/29	8.180%	Johannesburg Interbank Agreed Rate(2)	14,922	(24)	14,946	JPMorgan Chase

				$22,596	$(24)	$22,620

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-Traded swap agreements:
AUD	200	03/07/29	4.743%	6-month BBSW(2)	$—	$34,845	$34,845
CAD	1,150	01/09/20	1.710%	3-month Canadian Bankers Acceptances(1)	—	(27,256)	(27,256)
EUR	400	01/30/16	0.495%	6-month EURIBOR(1)	—	(1,601)	(1,601)
EUR	500	08/04/16	0.078%	6-month EURIBOR(1)	(67)	(1,877)	(1,810)
EUR	200	08/01/19	0.346%	6-month EURIBOR(1)	—	(4,477)	(4,477)
EUR	100	01/20/25	0.406%	1 Day EUR OIS(1)	—	(290)	(290)
GBP	120	11/03/24	1.960%	6 Month GBP LIBOR(1)	—	(15,165)	(15,165)
GBP	150	01/08/25	1.325%	1 Day EUR OIS(1)	—	(5,008)	(5,008)
MXN	5,000	04/18/19	5.480%	28 day Mexican Interbank rate(2)	—	11,526	11,526
MXN	5,250	08/20/19	5.110%	28 day Mexican Interbank rate(2)	(20)	6,512	6,532
MXN	8,100	08/13/24	6.120%	28 day Mexican Interbank rate(2)	446	31,209	30,763
MXN	3,150	12/27/24	5.795%	28 day Mexican Interbank rate(2)	—	6,151	6,151
MXN	1,100	07/27/34	6.720%	28 day Mexican Interbank rate(2)	(16)	6,442	6,458
	9,150	09/30/16	0.877%	3-month LIBOR(1)	—	(42,551)	(42,551)
ZAR	300	01/12/25	7.430%	Johannesburg Interbank Agreed Rate(2)	—	744	744
ZAR	800	01/13/25	7.430%	Johannesburg Interbank Agreed Rate(2)	—	1,979	1,979
ZAR	2,100	01/13/25	7.440%	Johannesburg Interbank Agreed Rate(2)	—	5,318	5,318

					$343	$6,501	$6,158

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2015.

Credit default swap agreement outstanding at January 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Value at January 31, 2015(3)	Value at Trade Date	Unrealized Appreciation(4)
Exchange-Traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.23.V1	12/20/19	1.000%	9,000	$(134,669)	$(142,821)	$8,152

Cash of $358,368 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at January 31, 2015.

The Fund entered into credit default swaps (‘CDS’) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2015.

Currency swap agreements outstanding at January 31, 2015:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	115	3 Month LIBOR	EUR	100	3 month EURIBOR minus 25.00 bps	Goldman Sachs & Co.	01/20/17	$1,946	$—	$1,946
JPY	20,000	3 month JPY LIBOR minus 43.35 bps		170	3 Month LIBOR	JPMorgan Chase	11/26/16	555	—	555
JPY	80,000	3 month LIBOR minus 42.10 bps		678	3 Month LIBOR	JPMorgan Chase	11/28/16	3,809	—	3,809
	170	3 month LIBOR	JPY	20,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	14	—	14
	678	3 month LIBOR	JPY	80,000	3 Month JPY LIBOR minus 67.33 bps	JPMorgan Chase	11/28/24	(3,201)	—	(3,201)

								$3,123	$—	$3,123

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$392,459	$—
Collateralized Loan Obligations	—	11,657,729	747,000
Residential Mortgage-Backed Securities	—	7,348,139	503,456
Bank Loans	—	3,977,754	—
Commercial Mortgage-Backed Securities	—	13,440,307	—
Corporate Bonds	—	43,216,664	539,564
Foreign Government Bonds	—	3,370,026	—
Municipal Bonds	—	306,555	—
Non-Corporate Foreign Agencies	—	2,118,928	—
U.S. Treasury Obligations	—	1,363,789	—
Residential Mortgage-Backed Security	—	240,005	—
Affiliated Money Market Mutual Fund	956,736	—	—
Options Purchased	42,044	—	—
Options Written	(25,770)	—	—
Other Financial Instruments*
Financial Futures Contracts	10,932	—	—
Forward Foreign Currency Exchange Contracts	—	39,036	—
Cross Currency Exchange Contracts	—	(18,098)	—
Over-the-counter interest rate swaps	—	22,596	—
Exchange-traded interest rate swaps	—	6,158	—
Exchange-traded credit default swap agreement	—	8,152	—
Currency Swap Agreements	—	3,123	—

Total	$983,942	$87,493,322	$1,790,020

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities - Collateralized Loan Obligations	Asset-Backed Securities - Residential Mortgage-Backed Securities	Corporate Bonds
Balance as of 10/31/14	$250,000	$—	$548,873
Accrued discount/premium	—		(19,357)
Realized gain (loss)	3		(1,215)
Change in unrealized appreciation (depreciation)**	(3)	3,995	11,263
Purchases	747,000	499,461	—
Sales	—		—
Transfers into Level 3	—		—
Transfers out of Level 3	(250,000)		—

Balance as of 1/31/15	$747,000	$503,456	$539,564

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, ($1,212) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there was one Collateralized Loan Obligation security transferred out of Level 3 as a result of being valued using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Prudential Total Return Bond Fund

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 101.4%
ASSET-BACKED SECURITIES — 17.1%
Collateralized Debt Obligations — 0.1%
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.516	%(a)	04/25/19	1,940	$1,926,476
GEM Ligos III Ltd. (Cayman Islands), Series 2006-3A, Class A1, 144A	0.661	%(a)	03/23/21	1,161	1,160,234
GEM Ligos III Ltd. (Cayman Islands), Series 2006-3A, Class A2, 144A	0.881	%(a)	03/23/21	3,000	2,893,947
GEMC Ltd. (Cayman Islands), Series 2005-8A, Class A3, 144A	1.150	%(a)	06/23/17	1,337	1,335,337

					7,315,994

Collateralized Loan Obligations — 9.9%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.703	%(a)	07/15/26	8,000	7,938,113
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.437	%(a)	04/20/25	14,300	14,064,136
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	1,550	1,498,312
AIMCO CLO (Cayman Islands), 2014-AA, Class A, 144A	1.797	%(a)	07/20/26	7,900	7,871,612
ALM XI Ltd. (Cayman Islands), Series 2004-11A, Class A2A, 144A	2.234	%(a)	10/17/26	9,000	8,793,548
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.444	%(a)	07/13/25	6,100	5,996,908
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.756	%(a)	04/28/26	13,800	13,729,308
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.506	%(a)	04/28/26	4,100	4,044,411
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.853	%(a)	10/15/26	44,250	44,208,927
Ares XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A1, 144A	1.678	%(a)	08/28/25	8,000	7,963,149
Ares XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A2, 144A	2.188	%(a)	08/28/25	7,750	7,564,456
Ares XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.353	%(a)	04/15/25	5,300	5,197,733
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.784	%(a)	10/15/26	9,250	9,150,420
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.796	%(a)	10/15/26	16,300	16,237,825
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	2.656	%(a)	10/15/26	2,750	2,727,457
Atrium VII (Cayman Islands), Series 7AR, Class BR, 144A	1.982	%(a)	11/16/22	4,000	3,943,490
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.357	%(a)	04/20/25	9,240	9,060,703
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.657	%(a)	10/22/25	3,500	3,464,964
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.757	%(a)	04/17/26	8,450	8,406,861
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.407	%(a)	04/17/26	500	491,711
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	1,000	993,185
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	0.284	%(a)	10/17/26	19,250	19,091,844
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.800	%(a)	10/17/26	22,250	22,227,479

Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.453	%(a)	07/15/24		16,300	16,026,470
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	1.857	%(a)	10/20/26		13,000	12,888,823
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	0.517	%(a)	06/20/17		386	385,466
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.733	%(a)	01/15/26		4,300	4,268,471
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	1.172	%(a)	08/01/21		9,242	9,197,247
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.403	%(a)	04/17/25		15,600	15,327,315
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.003	%(a)	04/17/25		13,500	12,921,017
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), 2014-3A, Class A1A, 144A	1.716	%(a)	07/27/26		14,750	14,695,776
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.807	%(a)	04/20/26		14,300	14,166,989
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.767	%(a)	10/18/26		16,750	16,536,451
Cavalry CLO II (Cayman Islands), Series 2A, Class A, 144A	1.603	%(a)	01/17/24		10,000	9,893,094
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.685	%(a)	07/15/26		10,250	10,168,988
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.507	%(a)	07/22/20		903	896,876
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.711	%(a)	03/15/20		3,000	2,986,219
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.704	%(a)	10/15/26		16,750	16,631,062
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.320%		01/25/27		20,000	19,791,056
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.393	%(a)	04/15/24		10,050	9,873,297
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.822	%(a)	05/15/26		6,700	6,691,242
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%		05/15/26		2,000	1,989,378
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.482	%(a)	05/15/26		6,000	5,853,616
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.803	%(a)	07/15/26		10,250	10,217,811
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.302	%(a)	01/31/22	EUR	1,559	1,751,800
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.757	%(a)	04/18/26		5,250	5,224,128
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.676	%(a)	07/25/26		2,350	2,328,453
Magnetite VI Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.741	%(a)	09/15/23		11,500	11,485,408
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.733	%(a)	04/15/26		43,100	42,841,469
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.694	%(a)	01/18/27		10,750	10,659,831
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.702	%(a)	05/18/23		2,050	2,044,922
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.483	%(a)	02/22/20		8	8,206
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.663	%(a)	10/15/26		2,000	1,984,797

Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.533	%(a)	08/13/25	13,500	13,318,958
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.713	%(a)	11/22/23	2,400	2,398,369
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.407	%(a)	07/22/25	2,800	2,747,635
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.773	%(a)	04/15/26	15,200	15,134,362
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.353	%(a)	04/15/26	3,350	3,255,442
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	1.786	%(a)	07/25/26	11,750	11,702,268
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.266	%(a)	07/25/26	3,000	2,906,156
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.793	%(a)	10/25/26	21,000	20,935,780
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.737	%(a)	07/17/26	3,300	3,291,247
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	2,500	2,515,428
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	4,900	4,756,968
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.303	%(a)	04/15/25	17,850	17,481,758
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.721	%(a)	10/15/26	11,750	11,653,807
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.882	%(a)	08/17/22	2,000	2,005,494
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.931	%(a)	10/20/23	4,350	4,367,025
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.617	%(a)	10/20/26	10,500	10,367,753
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26	5,700	5,636,395
THL Credit Wind River Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.863	%(a)	01/22/27	51,500	51,294,000
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.373	%(a)	07/15/25	38,165	37,409,490
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.757	%(a)	04/20/26	11,550	11,489,993
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	3,500	3,521,494

					752,592,052

Non-Residential Mortgage-Backed Securities — 0.4%
American Express Credit Account Master Trust, Series 2013-1, Class B	0.867	%(a)	02/16/21	2,000	2,011,292
Banc of America Funding Trust, Series 2005-D, Class A1	2.634	%(a)	05/25/35	188	190,973
Banc of America Funding Trust, Series 2014-R2, Class 2A1, 144A	0.378	%(a)	05/26/37	4,316	4,009,127
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	1.857	%(a)	09/26/45	8,125	7,840,170
Banc of America Mortgage Trust, Series 2004-2, Class 5A1	6.500%		10/25/31	5	4,759
Banc of America Mortgage Trust, Series 2004-E, Class 2A6	2.721	%(a)	06/25/34	1,076	1,072,716
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A1	2.521	%(a)	05/25/35	356	343,870
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2	2.521	%(a)	05/25/35	119	117,124
Bear Stearns ARM Trust, Series 2002-11, Class 1A1	2.354	%(a)	02/25/33	7	6,388

CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	2.313	%(a)	02/20/36		76		69,064
GE Business Loan Trust, Series 2006-1A, Class D, 144A	1.167	%(a)	05/15/34		66		55,053
GE Capital Credit Card Master Note Trust, Series 2012-4, Class B	1.017	%(a)	06/15/18		7,792		7,794,507
IndyMac ARM Trust, Series 2001-H2, Class A1	1.717	%(a)	01/25/32		1		1,331
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32		1,045		1,083,522
MASTR Alternative Loan Trust, Series 2004-2, Class 4A1	5.000%		02/25/19		42		42,718
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19		82		84,206
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, RegS	0.369	%(a)	03/19/18	EUR	235		264,437
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	0.568	%(a)	02/25/34		36		33,291
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	0.568	%(a)	02/25/19		—	(k)	326
Regal Trust IV, Series 1999-1, Class A, 144A	2.167	%(a)	09/29/31		160		149,722
RFMSI Trust, Series 2003-S9, Class A1	6.500%		03/25/32		14		14,126
Small Business Administration Participation Certificates, Series 2001-20A, Class 1	6.290%		01/01/21		65		70,619
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23		48		51,907
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.573	%(a)	02/25/34		374		372,119
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1	0.828	%(a)	09/19/32		38		37,397
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29		2,308		2,294,996
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	2.025	%(a)	02/25/33		2		1,486
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A2	2.599	%(a)	04/25/35		818		826,740
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	2.613	%(a)	03/25/36		274		273,491
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500%		05/25/37		380		398,781

							29,516,258

Residential Mortgage-Backed Securities — 6.7%
ABFC Trust, Series 2003-OPT1, Class A1	0.808	%(a)	04/25/33		6,954		6,629,154
ABFC Trust, Series 2003-WMC1, Class M1	1.143	%(a)	06/25/33		297		284,510
ABFC Trust, Series 2004-OPT1, Class M1	1.218	%(a)	08/25/33		484		458,280
ABFC Trust, Series 2004-OPT5, Class A4	1.418	%(a)	06/25/34		2,679		2,499,880
ABFC Trust, Series 2005-AQ1, Class A4	5.010%		06/25/35		3,094		3,125,219
ABFC Trust, Series 2005-HE2, Class M2	0.918	%(a)	06/25/35		1,763		1,717,936
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	0.868	%(a)	01/25/35		435		424,010
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1	1.143	%(a)	11/25/33		1,066		993,020
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.218	%(a)	12/25/33		1,378		1,301,305
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.068	%(a)	09/25/33		346		324,579
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	0.948	%(a)	04/25/34		7,895		7,481,875
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1	0.638	%(a)	08/25/35		949		934,710
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M1	1.188	%(a)	04/25/34		1,313		1,227,967
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-2, Class A3	1.128	%(a)	06/25/34		476		471,847
Aire Valley Mortgages PLC (United Kingdom), Series 2004-1X, Class 3A2, RegS	0.499	%(a)	09/20/66	EUR	6,871		7,589,479

Aire Valley Mortgages PLC (United Kingdom), Series 2006-1A, Class 1B1, 144A	0.647	%(a)	09/20/66	11,000	10,207,036
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	107	109,247
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	2.357	%(a)	02/25/45	129	128,608
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.518	%(a)	02/25/33	787	744,032
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-5, Class A6	5.023%		04/25/33	6,632	6,754,311
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2	0.908	%(a)	12/25/33	2,054	1,984,811
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	0.858	%(a)	04/25/34	4,363	4,296,089
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.128	%(a)	09/25/34	3,850	3,841,688
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	0.498	%(a)	01/25/36	224	219,787
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV1	0.928	%(a)	12/25/33	1,675	1,629,568
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV2	0.868	%(a)	11/25/33	74	65,360
Ameriquest Mortgage Securities Inc., Series 2001-2, Class M3	3.093	%(a)	10/25/31	100	95,096
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.168	%(a)	11/25/32	441	426,274
Argent Securities, Inc., Series 2003-W2, Class M4	5.793	%(a)	09/25/33	600	562,949
Argent Securities, Inc., Series 2003-W7, Class M1	1.203	%(a)	03/25/34	861	842,424
Argent Securities, Inc., Series 2003-W10, Class M1	1.248	%(a)	01/25/34	1,782	1,719,773
Argent Securities, Inc., Series 2003-W10, Class M2	2.643	%(a)	01/25/34	232	208,073
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W2, Class AF	4.403%		04/25/34	595	600,615
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	0.993	%(a)	05/25/34	634	617,056
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.412	%(a)	06/15/33	1,673	1,594,764
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.217	%(a)	01/15/34	1,583	1,522,172
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	0.978	%(a)	06/25/34	2,322	2,172,214
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.068	%(a)	08/25/34	3,484	3,366,731
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE6, Class M2	0.678	%(a)	07/25/35	777	770,673
Bear Stearns Asset Backed Securities I Trust, Series 2001-HE8, Class M1	1.143	%(a)	09/25/34	570	487,734
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.188	%(a)	06/25/34	4,100	3,693,501
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.068	%(a)	08/25/34	4,383	4,114,339
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	1.743	%(a)	12/25/34	9,000	8,880,165
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE5, Class M2	1.203	%(a)	06/25/35	8,768	8,503,090
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A2	1.368	%(a)	10/25/32	119	111,798
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.068	%(a)	03/25/34	2,333	2,206,105

Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.893	%(a)	04/25/34		849	774,275
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.023	%(a)	07/25/34		2,777	2,645,015
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2	3.543	%(a)	03/25/33		47	5,917
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.143	%(a)	03/25/34		2,665	2,519,219
Citigroup Mortgage Loan Trust, Series 2006-HE1, Class M1	0.498	%(a)	01/25/36		646	632,278
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates, Series 2005-OPT3, Class M2	0.618	%(a)	05/25/35		3,596	3,492,181
Countrywide Asset-Backed Certificates, Series 2003-BC5, Class 2A2	0.868	%(a)	12/25/33		907	862,574
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A	0.588	%(a)	08/25/34		13,599	12,431,118
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	0.918	%(a)	02/25/34		1,949	1,859,277
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.218	%(a)	11/25/34		4,552	4,258,878
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.418	%(a)	08/25/32		17	14,914
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class M1	0.963	%(a)	12/25/35		4,628	4,310,985
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class 3A	0.628	%(a)	09/25/34		1,156	1,136,392
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A4	1.068	%(a)	11/25/34		1,033	994,445
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A5	0.948	%(a)	11/25/34		1,144	1,100,018
Encore Credit Receivables Trust, Series 2005-1, Class M1	0.828	%(a)	07/25/35		5,862	5,578,179
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	5.015%		07/25/34		142	135,589
Fannie Mae REMICS, Series 2000-32, Class FM	0.618	%(a)	10/18/30		2	2,395
Fannie Mae REMICS, Series 2001-29, Class Z	6.500%		07/25/31		78	90,889
FBR Securitization Trust, Series 2005-2, Class M1	0.888	%(a)	09/25/35		1,379	1,368,730
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.513	%(a)	07/25/44		273	280,848
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	1.313	%(a)	02/25/45		28	29,714
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	0.993	%(a)	08/25/34		3,043	2,803,775
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	0.888	%(a)	04/25/35		4,500	4,338,477
Freddie Mac REMICS, Series 1628, Class LZ	6.500%		12/15/23		44	48,218
Freddie Mac REMICS, Series 1935, Class JZ	7.000%		02/15/27		157	177,898
Freddie Mac REMICS, Series 2241, Class PH	7.500%		07/15/30		84	97,608
Fremont Home Loan Trust, Series 2003-B, Class M1	1.218	%(a)	12/25/33		717	682,172
Fremont Home Loan Trust, Series 2004-2, Class M1	1.023	%(a)	07/25/34		810	727,763
Fremont Home Loan Trust, Series 2004-C, Class M1	1.143	%(a)	08/25/34		3,175	2,958,261
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A5, RegS	0.182	%(a)	12/20/54	EUR	4,535	5,102,074
Granite Master Issuer PLC (United Kingdom), Series 2005-4, Class A5, RegS	0.202	%(a)	12/20/54	EUR	6,415	7,220,079
Granite Master Issuer PLC (United Kingdom), Series 2006-2, Class A5, RegS	0.202	%(a)	12/20/54	EUR	2,400	2,701,182
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A3	0.248	%(a)	12/20/54		3,694	3,670,837
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A5	0.222	%(a)	12/20/54	EUR	4,461	5,022,085
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 2A1	0.308	%(a)	12/20/54		4,128	4,104,865

Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3A2, RegS	0.202	%(a)	12/20/54	EUR	2,886	3,247,719
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3B1, RegS	0.342	%(a)	12/20/54	EUR	16,300	18,138,944
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3A2, RegS	0.207	%(a)	12/17/54	EUR	3,796	4,271,830
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3B2, RegS	0.327	%(a)	12/17/54	EUR	14,733	16,386,833
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 4A1	0.258	%(a)	12/17/54		9,668	9,609,473
GSAMP Trust, Series 2004-FM1, Class M1	1.143	%(a)	11/25/33		905	876,536
GSAMP Trust, Series 2004-FM2, Class M1	0.918	%(a)	01/25/34		2,167	2,069,968
GSAMP Trust, Series 2004-HE2, Class M1	1.143	%(a)	09/25/34		3,259	3,001,644
Home Equity Asset Trust, Series 2003-5, Class M1	1.218	%(a)	12/25/33		254	241,015
Home Equity Asset Trust, Series 2003-6, Class M1	1.218	%(a)	02/25/34		3,889	3,680,532
Home Equity Asset Trust, Series 2004-2, Class M1	0.963	%(a)	07/25/34		3,003	2,798,825
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-A, Class M3	0.718	%(a)	03/25/35		1,750	1,724,237
HSBC Home Equity Loan Trust U.S.A., Series 2006-1, Class A2	0.348	%(a)	01/20/36		1,042	1,035,905
HSBC Home Equity Loan Trust U.S.A., Series 2006-1, Class M1	0.448	%(a)	01/20/36		428	425,450
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.468	%(a)	07/20/36		1,600	1,579,325
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class M1	0.478	%(a)	07/20/36		2,500	2,357,100
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	1.668	%(a)	11/20/36		970	967,113
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.918	%(a)	02/25/34		1,603	1,524,570
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.963	%(a)	06/25/34		555	535,445
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	0.728	%(a)	10/25/34		14	12,940
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.270	%(a)	09/01/21		19,728	19,755,310
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.168	%(a)	01/01/20		35,000	34,496,875
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.170	%(a)	12/01/21		17,642	17,376,332
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.167	%(a)	01/01/20		35,000	34,124,898
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	1.263	%(a)	09/25/34		2,986	2,957,153
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	0.948	%(a)	02/25/34		1,049	996,360
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	0.993	%(a)	10/25/34		5,691	5,351,265
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.888	%(a)	12/25/34		2,208	2,008,128
Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class A3	0.888	%(a)	07/25/34		811	780,265
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.688	%(a)	06/25/35		1,293	1,224,916
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A2A	0.888	%(a)	06/25/35		378	344,441
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.013	%(a)	01/25/35		1,036	1,016,192

Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.368	%(a)	05/25/33	1,481	1,387,787
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	1.443	%(a)	04/25/33	169	167,466
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.023	%(a)	03/25/34	944	893,289
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.068	%(a)	05/25/34	3,541	3,342,333
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.113	%(a)	06/25/34	460	431,090
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class A7	1.228	%(a)	09/25/34	663	620,903
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.218	%(a)	12/27/33	1,257	1,213,190
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	1.068	%(a)	07/25/34	5,686	5,364,955
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.038	%(a)	11/25/34	1,650	1,481,065
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.098	%(a)	06/25/34	918	859,963
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.083	%(a)	07/25/34	746	711,732
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C	0.928	%(a)	01/25/35	2,930	2,887,394
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC2, Class M3	0.843	%(a)	03/25/35	1,500	1,411,647
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.293	%(a)	10/25/33	1,394	1,339,308
New Century Home Equity Loan Trust, Series 2004-1, Class M1	1.053	%(a)	05/25/34	979	920,449
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.933	%(a)	02/25/35	1,326	1,227,164
Option One Mortgage Accep. Corp. Asset-Backed Certificates, Series 2003-3, Class A2	0.768	%(a)	06/25/33	1,589	1,480,834
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.068	%(a)	01/25/34	3,240	3,013,296
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2	1.113	%(a)	02/25/35	1,217	1,213,642
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL1, Class M3	0.903	%(a)	03/25/35	11,619	10,722,865
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A	5.980%		12/25/33	1,014	1,090,220
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	1.368	%(a)	12/25/34	63	62,088
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	400	415,425
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.293	%(a)	12/25/32	51	47,968
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.628	%(a)	11/25/35	955	936,823
Specialty Underwriting & Residential Finance Trust, Series 2003-BC2, Class M1	1.293	%(a)	06/25/34	956	925,208
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.068	%(a)	11/25/34	697	645,301
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	0.933	%(a)	02/25/35	1,362	1,250,190
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2	0.708	%(a)	05/25/35	390	360,385
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	1.098	%(a)	07/25/35	4,120	3,898,743
Structured Asset Investment Loan Trust, Series 2003-BC7, Class 3A2	1.118	%(a)	07/25/33	1,261	1,206,713

Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.168	%(a)	10/25/33		1,245	1,178,776
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC8, Class 3A3	1.068	%(a)	08/25/33		487	460,347
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	0.968	%(a)	02/25/34		17,467	16,760,318
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	0.968	%(a)	07/25/34		3,855	3,648,231
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.368	%(a)	08/25/34		1,110	1,012,258
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	1.108	%(a)	09/25/34		1,841	1,775,332
Structured Asset Investment Loan Trust, Series 2005-7, Class M1	0.658	%(a)	08/25/35		8,000	7,670,208
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-1A, Class 4A	2.516	%(a)	02/25/32		8	7,866
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	2.116	%(a)	07/25/32		4	3,228
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.168	%(a)	07/25/32		209	194,616
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.101	%(a)	10/25/33		749	766,361
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1	1.518	%(a)	04/25/33		651	633,506
VOLT XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375%		08/27/57		9,964	9,951,409
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57		16,350	16,480,800
VOLT XXXI LLC, Series 2015-NPL2 A1, 144A	3.375%		02/25/55		10,000	10,069,120

						509,178,329

TOTAL ASSET-BACKED SECURITIES (cost $1,292,274,529)						1,298,602,633

BANK LOANS(a) — 3.0%
Airlines
American Airlines, Inc.	4.250%		10/11/21		3,000	3,003,750
United Airlines, Inc.	3.500%		04/01/19		663	655,450

						3,659,200

Automotive — 0.1%
Chrysler Group LLC	3.500%		05/24/17		11,070	11,011,192

Cable — 0.2%
Cequel Communication LLC	3.500%		02/14/19		5,436	5,376,171
Charter Communications Operating LLC	3.000%		07/01/20		5,930	5,824,549
CSC Holdings LLC	2.755%		04/17/20		627	612,769
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/08/20		2,000	1,968,750

						13,782,239

Capital Goods
ADS Waste Holdings, Inc.	3.750%		10/09/19		1,465	1,422,254

Chemicals — 0.2%
Axalta Coating Systems US Holdings	3.750%		02/03/20		5,132	5,018,817
CeramTec GmbH (Germany)	4.750%		08/30/20	EUR	2,400	2,724,191
Macdermid, Inc.	4.000%		06/07/20		2,463	2,453,266
OXEA Finance & CY SCA (Luxembourg)	4.500%		01/15/20	EUR	2,634	2,827,223

						13,023,497

Consumer — 0.1%
Advantage Sales & Marketing, Inc.	4.250%	07/23/21	2,993	2,957,766
AECOM Technology Corp.	3.750%	10/15/21	1,600	1,600,516

				4,558,282

Electric — 0.1%
Calpine Construction Finance Co. LP	3.000%	05/04/20	1,034	999,861
Calpine Corp.	4.000%	10/09/19	3,990	3,938,499
NRG Energy, Inc.	2.750%	06/29/18	1,474	1,453,281

				6,391,641

Energy - Refining — 0.1%
Energy Transfer Equity LP	3.250%	12/02/19	2,000	1,893,000
Western Refining, Inc.	4.250%	11/12/20	4,987	4,812,846

				6,705,846

Foods — 0.5%
Aramark Corp.	3.250%	02/24/21	3,516	3,451,855
Aramark Services, Inc.	3.250%	09/07/19	2,500	2,469,792
B.C. Unlimited Liability Co.	4.500%	10/27/21	7,125	7,128,342
Big Heart Pet Brands, Inc.	3.500%	03/09/20	2,166	2,083,052
H.J. Heinz Co.	3.500%	06/05/20	5,299	5,286,552
Pinnacle Foods Finance LLC	3.000%	04/29/20	2,527	2,462,913
Post Holdings, Inc.	3.750%	06/02/21	2,000	1,981,250
Supervalu, Inc.	4.996%	03/21/19	8,000	7,928,336
US Foods, Inc.	4.500%	03/29/19	1,390	1,385,544

				34,177,636

Gaming
CCM Merger, Inc.	4.500%	08/06/21	2,614	2,600,652

Healthcare & Pharmaceutical — 0.7%
Alere, Inc.	3.171%	06/30/16	564	559,528
Biomet, Inc.	3.755%	07/25/17	9,100	9,082,937
Capsugel Holdings US, Inc.	3.500%	08/01/18	3,333	3,292,997
Catalent Pharma Solutions, Inc.	4.250%	05/20/21	1,340	1,334,905
CHS Community Health Systems, Inc.	3.486%	01/25/17	6,069	6,032,360
Community Health Systems, Inc.	2.755%	01/25/19	4,200	4,063,500
Davita Healthcare Partners, Inc.	3.500%	06/24/21	3,980	3,957,613
Endo Luxembourg Finance	3.250%	03/01/21	2,903	2,856,796
Grifols Worldwide OPS Ltd.	3.255%	02/26/21	5,962	5,887,252
Hologic, Inc.	3.250%	08/01/19	1,035	1,030,862
Mallinckrodt International Finance	3.500%	03/19/21	4,913	4,839,877
Ortho Clinical Diagnostics, Inc.	4.750%	06/30/21	2,239	2,145,002
RPI Finance Trust (Luxembourg)	3.250%	05/09/18	1,894	1,891,718
RPI Finance Trust (Luxembourg)	3.250%	11/09/18	2,059	2,059,156
Valeant Pharmaceuticals International, Inc. (Canada)	2.429%	10/20/18	1,155	1,143,414
Valeant Pharmaceuticals International, Inc. (Canada)	3.500%	08/05/20	4,000	3,970,556

				54,148,473

Leisure — 0.1%
Activision Blizzard, Inc.	3.250%	10/12/20	7,250	7,235,500

Lodging — 0.1%
Hilton Worldwide Finance LLC	3.500%	10/26/20	7,634	7,536,188

Machinery
Terex Corp.	3.500%	08/13/21	748	740,644

Media & Entertainment — 0.1%
CBS Outdoor Americas CAP LLC	3.000%		01/31/21		4,000	3,920,000
Entravision Communications Corp.	3.500%		05/29/20		908	876,872

						4,796,872

Metals
FMG Resources (August 2006) Pty. Ltd.	3.750%		06/30/19		1,466	1,292,036

Non-Captive Finance
RBS WorldPay, Inc. (United Kingdom)	5.750%		11/30/19	GBP	2,300	3,452,148

Packaging — 0.1%
Berry Plastics Group, Inc.	3.750%		01/06/21		908	894,432
Crown Americas LLC	4.000%		10/25/21		4,700	4,722,626

						5,617,058

Technology — 0.4%
Avago Technologies Finance PTE Ltd.	3.750%		05/06/21		6,866	6,848,336
BMC Software Finance, Inc.	5.000%		09/10/20		2,238	2,164,014
First Data Corp.	3.755%		03/23/18		790	774,976
First Data Corp.	3.755%		09/24/18		2,100	2,057,345
First Data Corp.	4.255%		03/24/21		60	59,231
Freescale Semiconductor, Inc.	4.250%		02/28/20		5,920	5,822,888
Interactive Data Corp.	4.750%		05/02/21		3,320	3,305,817
NXP BV (Netherlands)	3.250%		01/11/20		3,965	3,909,133
TransUnion LLC/TransUnion Financing Corp.	4.000%		04/09/21		3,223	3,174,790
Vantiv LLC	2.255%		06/13/19		5,363	5,215,031

						33,331,561

Telecommunications — 0.1%
Fibertech Networks LLC	4.000%		12/18/19		165	163,326
SBA Senior Finance II LLC	3.250%		03/24/21		4,975	4,884,828

						5,048,154

Transportation Services — 0.1%
RAC Ltd.	5.314%		12/17/21	GBP	3,000	4,507,885

TOTAL BANK LOANS (cost $227,760,696)						225,038,958

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.5%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.764	%(a)	05/10/45		6,450	6,836,071
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2	5.317%		09/10/47		528	527,517
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45		341	341,372
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45		2,600	2,639,996
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		1,110	1,162,489
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4	5.451%		01/15/49		2,127	2,280,569
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.577	%(a)	04/10/49		5,885	6,295,183
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51		2,912	3,158,727

Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51	59	59,423
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ	5.294	%(a)	11/10/42	877	876,223
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class AJ	5.173	%(a)	10/10/45	2,500	2,551,943
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A3	5.793%		09/11/42	622	621,192
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	215	216,347
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AJ	4.960	%(a)	05/15/43	430	432,053
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3	5.713	%(a)	12/10/49	230	229,425
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.150	%(a)	12/10/49	3,700	4,065,058
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	7,000	7,132,055
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	11,690	12,512,625
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	10,000	10,550,840
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.137%		02/10/48	20,000	20,599,244
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,806	1,902,356
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277	%(a)	04/10/37	21,750	22,193,417
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	10,700	11,460,909
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	593	595,034
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	3,000	3,001,773
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	9,800	10,120,450
Commercial Mortgage Trust, Series 2013-CR9, Class A3	4.022%		07/10/45	4,000	4,440,960
Commercial Mortgage Trust, Series 2013-LC6, Class XA, IO	1.770	%(a)	01/10/46	63,239	5,326,226
Commercial Mortgage Trust, Series 2014-UBS3, Class A3	3.546%		06/10/47	12,500	13,373,950
Commercial Mortgage Trust, Series 2014-UBS3, Class XB, IO, 144A	0.349	%(a)	06/10/47	130,681	3,952,447
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	10,300	10,933,295
Commercial Mortgage Trust, Series 2015-LC19, Class A3	2.922%		11/10/24	6,000	6,093,750
Commercial Mortgage Trust, Series 2017-UBS6, Class A4	3.378%		12/10/47	14,000	14,790,188
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AJ	5.468	%(a)	02/15/39	2,865	2,978,655
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.468	%(a)	02/15/39	1,030	1,069,376
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A	5.682	%(a)	03/15/39	1,737	1,801,729
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3	5.311%		12/15/39	2,717	2,860,316
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A3	5.694	%(a)	09/15/40	2,043	2,041,050
Credit Suisse Commercial Mortgage Trust, Series 2014-ICE, Class X1CP, IO, 144A	1.686%		04/15/27	98,185	1,982,356
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	2,139	2,139,636
Fannie Mae-Aces, Series 2012-M8, Class X1, IO	2.189	%(a)	12/25/19	46,343	2,976,629
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.019	%(a)	01/25/20	190,754	8,138,703
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.185	%(a)	04/25/20	21,267	986,043
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.653	%(a)	06/25/20	101,862	6,863,681

FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	1.465	%(a)	08/25/20	3,803	233,385
FHLMC Multifamily Structured Pass-Through Certificates, Series K014, Class X1, IO	1.243	%(a)	04/25/21	12,991	849,258
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.653	%(a)	07/25/21	1,489	131,600
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.464	%(a)	05/25/22	49,256	4,267,273
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.502	%(a)	06/25/22	29,741	2,661,364
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.897	%(a)	09/25/22	67,956	3,728,748
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.899	%(a)	10/25/22	30,815	1,741,045
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, IO	0.800	%(a)	10/25/23	29,555	1,684,320
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.644	%(a)	08/25/16	14,015	248,082
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	1.523	%(a)	02/25/18	10,244	417,319
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	2.053	%(a)	05/25/18	9,110	543,803
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.778	%(a)	05/25/19	31,879	2,083,971
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.706	%(a)	07/25/19	48,004	3,048,496
FHLMC Multifamily Structured Pass-Through Certificates, Series KAIV, Class X1, IO	1.360	%(a)	06/25/21	2,083	136,794
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.388	%(a)	02/25/32	31,252	6,410,746
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class AJ	5.065	%(a)	07/10/45	18,400	18,676,957
GE Commercial Mortgage Corp., Series 2007-C1, Class AAB	5.477%		12/10/49	674	683,335
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	5.238	%(a)	11/10/45	616	626,028
GS Mortgage Securities Trust, Series 2006-GG6, Class AAB	5.555	%(a)	04/10/38	122	123,277
GS Mortgage Securities Trust, Series 2013-GC16, Class XA, IO	1.545	%(a)	11/10/46	37,798	2,959,236
GS Mortgage Securities Trust, Series 2013-GCJ12, Class A3	2.860%		06/10/46	11,400	11,662,189
GS Mortgage Securities Trust, Series 2013-GCJ14, Class XA, IO	0.909	%(a)	08/10/46	230,198	11,216,145
GS Mortgage Securities Trust, Series 2014-GC20, Class A2	3.002%		04/10/47	3,500	3,662,257
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.255	%(a)	06/10/47	37,110	1,058,748
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2	1.677%		12/15/47	112	112,904
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	4,000	4,037,352
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	4.951	%(a)	01/12/37	434	435,260
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.243	%(a)	01/12/43	2,080	2,117,311
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4B	4.996	%(a)	08/15/42	500	505,675
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ	4.996	%(a)	08/15/42	9,778	9,934,790

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(a)	10/15/42	750	763,524
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AJ	5.349	%(a)	12/15/44	5,218	5,387,976
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM	5.434	%(a)	12/12/44	4,300	4,458,575
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.940	%(a)	02/15/51	264	264,331
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	2,691	2,791,152
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	11,000	11,306,515
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	3,000	3,198,702
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	11,400	11,503,843
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C18, Class A2	2.879%		02/15/47	3,500	3,642,653
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3A1	3.472%		07/15/47	5,042	5,364,880
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	9,800	10,389,754
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,040	8,381,258
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	7,800	8,290,175
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class XB, IO	0.103	%(a)	11/15/47	51,813	719,475
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C26, Class A3	3.231%		01/15/48	11,650	12,177,209
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263	%(a)	11/15/40	3,870	3,981,669
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	5.661	%(a)	03/15/39	29	29,803
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	375	380,353
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107	%(a)	07/12/38	5,000	5,074,065
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.686	%(a)	05/12/39	4,286	4,494,124
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.837	%(a)	06/12/50	587	588,722
Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB	5.837	%(a)	06/12/50	715	748,299
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	5.517	%(a)	02/12/39	940	977,328
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class AM	5.877	%(a)	06/12/46	60	63,489
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 144A, IO	1.852	%(a)	08/15/45	61,394	5,039,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	10,131,720
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	3,400	3,476,167
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	5,900	6,013,516
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46	9,050	9,856,102
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%		08/15/47	15,000	15,785,910
Morgan Stanley Capital I Trust, Series 2005-T19, Class AJ	4.985	%(a)	06/12/47	200	202,801
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%		02/12/44	3,800	4,057,667
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	390	391,947

Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2	5.607	%(a)	04/12/49	1,211	1,211,452
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49	2,279	2,333,747
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	4,150	4,210,773
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	5,200	5,317,468
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	9,100	9,360,979
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XB, IO, 144A	0.443	%(a)	03/10/46	96,528	3,363,036
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	9,500	9,804,294
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ	5.157	%(a)	07/15/42	2,500	2,551,548
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(a)	07/15/42	4,200	4,275,848
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.242	%(a)	10/15/44	1,425	1,456,648
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	5.418%		01/15/45	2,098	2,147,661
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AM	5.609	%(a)	03/15/45	1,000	1,044,662
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.712	%(a)	05/15/43	5,000	5,227,655
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM	5.712	%(a)	05/15/43	475	499,129
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class APB	5.997%		06/15/45	1,213	1,248,869
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765	%(a)	07/15/45	15,771	16,508,098
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB	5.721	%(a)	06/15/49	1,301	1,306,167
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.943	%(a)	02/15/51	5,655	6,060,138
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	6,900	7,647,836
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	5,910	6,336,684

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $570,023,725)					572,954,345

CORPORATE BONDS — 37.6%
Aerospace & Defense — 0.1%
Raytheon Co., Sr. Unsec’d. Notes	3.150%		12/15/24	3,390	3,559,601
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	800	965,717

					4,525,318

Airlines — 0.2%
American Airlines Pass-Through Trust, Series 2014-1 Class A, Equipment Trust(d)	3.700%		10/01/26	3,100	3,123,250
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class A-1, Pass-Through Certificates(c)	6.703%		06/15/21	5	5,010
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class B, Pass-Through Certificates	7.373%		12/15/15	170	176,308
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%		04/19/22	413	449,950

Continental Airlines, Inc., Pass-Through Trust, Series 2010-1, Class A, Pass-Through Certificates	4.750%		01/12/21		360	383,957
Continental Airlines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.150%		04/11/24		2,732	2,855,156
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2 Class A, Pass-Through Certificates	4.000%		10/29/24		923	960,003
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1 Class A, Pass-Through Certificates	6.821%		08/10/22		1,783	2,084,179
Delta Air Lines, Inc., Pass-Through Trust, Series 2010-2, Class A, Pass-Through Certificates	4.950%		05/23/19		963	1,037,788
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		04/15/19		735	801,421
Delta Air Lines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.750%		05/07/20		1,513	1,619,403
US Airways Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.625%		06/03/25		2,251	2,408,167

						15,904,592

Automotive — 1.8%
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%		10/15/22		4,689	5,005,507
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes(d)	8.000%		06/15/19		14,637	15,387,146
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.250%		06/15/21		6,175	6,869,687
Dana Holding Corp., Sr. Unsec’d. Notes(d)	5.375%		09/15/21		1,425	1,464,188
Dana Holding Corp., Sr. Unsec’d. Notes(d)	5.500%		12/15/24		8,175	8,287,406
Ford Holdings LLC, Gtd. Notes	9.375%		03/01/20		3,300	4,265,118
Ford Motor Co., Sr. Unsec’d. Notes(d)	4.750%		01/15/43		4,020	4,509,483
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31		5,720	8,094,103
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		5,290	5,378,872
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750%		05/15/15		2,295	2,309,351
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.000%		06/12/17		2,588	2,666,233
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(d)	3.219%		01/09/22		12,975	13,301,464
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(d)	3.664%		09/08/24		3,790	3,923,256
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16		2,550	2,640,834
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17		8,770	9,237,441
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%		05/15/18		600	656,108
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25		5,560	5,690,849
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23		3,725	4,064,087
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		3,990	4,968,643
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17		650	669,046
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(d)	4.125%		12/15/18		6,221	6,364,861
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19		2,165	2,202,888
Lear Corp., Gtd. Notes	5.250%		01/15/25		4,600	4,692,000
Lear Corp., Gtd. Notes	5.375%		03/15/24		11,650	11,999,500
Meritor, Inc., Gtd. Notes	6.250%		02/15/24		4,000	4,050,000

						138,698,071

Banking — 9.8%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375%		04/06/23		2,841	3,895,579
African Development Bank (Supranational Bank), Sub. Notes	6.875%		10/15/15		4,334	4,501,266
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19		11,000	10,917,500
American Express Co., Jr. Sub. Notes	5.200	%(a)	12/31/49		2,750	2,788,811
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22		8,090	8,198,964
American Express Co., Sub. Notes	3.625%		12/05/24		10,355	10,809,678
Asian Development Bank (Supranational Bank)	0.500%		07/30/20	ZAR	53,000	3,057,932
Asian Development Bank (Supranational Bank)	0.500%		09/28/20	ZAR	46,000	2,623,786

Asian Development Bank (Supranational Bank), RegS	0.500%		08/28/20	ZAR	52,000	2,983,661
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.375%		10/01/28		904	1,283,895
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250%		04/01/23		2,532	2,594,540
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.750%		09/22/15		650	658,557
Bank of America Corp., Jr. Sub. Notes(d)	5.125	%(a)	12/31/49		2,225	2,173,547
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49		5,000	5,371,875
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	12/29/49		1,500	1,605,750
Bank of America Corp., Sr. Unsec’d. Notes(d)	4.000%		04/01/24		3,125	3,365,863
Bank of America Corp., Sr. Unsec’d. Notes(e)	5.700%		01/24/22		13,710	16,128,938
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21		3,620	4,265,088
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17		1,265	1,398,079
Bank of America Corp., Sr. Unsec’d. Notes(d)	7.625%		06/01/19		2,435	2,978,010
Bank of America Corp., Sr. Unsec’d. Notes, MTN(d)	4.125%		01/22/24		5,485	5,944,692
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21		4,210	4,785,785
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18		2,000	2,233,462
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16		735	761,492
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25		6,900	7,025,283
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24		18,410	19,115,858
Bank of America Corp., Sub. Notes, MTN(d)	4.250%		10/22/26		6,865	7,128,547
Bank of America NA, Sub. Notes	5.300%		03/15/17		250	268,875
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(d)	3.750%		05/15/24		7,050	7,591,109
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%		01/15/20		12,210	12,496,679
BBVA Bancomer SA/Texas (Mexico), Sub. Notes, RegS	6.500%		03/10/21		2,400	2,660,400
Branch Banking & Trust Co., Sr. Unsec’d. Notes(e)	2.850%		04/01/21		9,550	9,932,955
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%		06/05/19		4,075	4,109,401
Capital One Bank USA NA, Sr. Unsec’d. Notes(d)	2.950%		07/23/21		4,295	4,382,884
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23		7,900	8,036,702
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24		3,100	3,261,876
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17		1,750	1,888,786
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16		150	161,132
Citigroup, Inc., Sr. Unsec’d. Notes	3.375%		03/01/23		2,050	2,123,435
Citigroup, Inc., Sr. Unsec’d. Notes(d)	3.750%		06/16/24		6,550	6,899,344
Citigroup, Inc., Sr. Unsec’d. Notes(d)	4.500%		01/14/22		3,085	3,455,141
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		11/21/17		750	841,904
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18		4,350	4,933,526
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39		2,400	3,727,867
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19		3,385	4,266,116
Citigroup, Inc., Sub. Notes(d)	4.000%		08/05/24		14,400	14,744,002
Citigroup, Inc., Sub. Notes(d)	4.050%		07/30/22		9,835	10,347,876
Citigroup, Inc., Sub. Notes(d)	6.675%		09/13/43		1,100	1,470,630
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17		5,130	5,154,537
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, MTN(e)	3.625%		09/09/24		3,450	3,624,315
Credit Suisse AG/Guernsey (Switzerland), Covered Notes, RegS	1.625%		03/06/15		4,800	4,804,080
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes(d)	1.750%		01/29/18		7,365	7,386,874
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.700%		05/30/24		4,775	5,077,090
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18		3,575	3,599,525
Discover Bank, Sr. Unsec’d. Notes(d)	4.200%		08/08/23		4,580	4,950,948
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26		675	726,427
Discover Bank, Sub. Notes	7.000%		04/15/20		6,980	8,406,628
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000%		09/26/20		2,855	2,422,468
EUROFIMA (Supranational Bank), Sr. Unsec’d. Notes, EMTN	4.180%		06/08/15	HKD	2,000	260,811

Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18		7,900	7,891,089
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19		1,105	1,125,521
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	2.550%		10/23/19		5,300	5,372,774
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25		7,335	7,530,346
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23		810	844,491
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24		4,505	4,821,994
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		16,755	19,878,015
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.000%		06/15/20		4,520	5,326,422
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18		575	649,784
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17		840	935,879
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41		2,305	3,063,393
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(d)	3.850%		07/08/24		5,040	5,340,172
Goldman Sachs Group, Inc. (The), Sr. Unsec’d Notes, MTN(d)	4.800%		07/08/44		5,220	5,916,719
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		7,405	9,723,757
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22		450	516,736
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21		230	265,387
HSBC Holdings PLC (United Kingdom), Sub. Notes	6.500%		05/02/36		6,016	7,962,296
HSBC Holdings PLC (United Kingdom), Sub. Notes	6.500%		09/15/37		1,255	1,665,827
Huntington Bancshares, Inc., Sub. Notes(d)	7.000%		12/15/20		120	147,550
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250	%(a)	08/29/49		900	909,000
Inter-American Development Bank (Supranational Bank), Notes, EMTN	1.000%		02/27/18		1,216	1,193,094
Inter-American Development Bank (Supranational Bank), RegS	0.500%		10/30/20	ZAR	53,000	2,907,765
Inter-American Development Bank (Supranational Bank), RegS	0.500%		11/30/20	ZAR	47,000	2,562,197
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	0.299	%(f)	02/15/15		145	144,968
International Bank for Reconstruction & Development (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		02/05/15		9,200	9,200,460
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes	5.280%		11/21/18	HKD	3,000	441,241
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, GMTN	7.250%		01/18/17	ZAR	34,000	2,876,039
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16		3,200	3,251,229
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49		5,885	6,324,539
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	3.125%		01/23/25		24,630	24,827,065
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	3.150%		07/05/16		3,355	3,455,908
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	3.200%		01/25/23		1,600	1,637,443
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	3.250%		09/23/22		8,770	9,039,721
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20		5,160	5,656,294
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21		2,240	2,466,769
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	4.400%		07/22/20		2,400	2,656,018
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22		3,350	3,730,935
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41		830	1,066,286
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23		2,775	2,766,092
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24		18,900	19,512,870
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43		1,900	2,309,539
KeyBank NA, Sr. Unsec’d. Notes(e)	1.650%		02/01/18		3,350	3,365,366
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19		5,750	5,910,419
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21		560	646,802
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes	4.200%		03/28/17		1,975	2,095,426
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes	6.375%		01/21/21		2,250	2,753,660
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20		6,330	7,455,923
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18		2,700	2,698,431
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49		2,725	2,769,499
Morgan Stanley, Sr. Unsec’d. Notes	1.875%		01/05/18		8,445	8,494,564

Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	2,575	2,716,164
Morgan Stanley, Sr. Unsec’d. Notes(d)	4.300%		01/27/45	7,500	7,863,165
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	2,920	3,420,430
Morgan Stanley, Sr. Unsec’d. Notes(d)	6.375%		07/24/42	2,360	3,213,208
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(d)	3.700%		10/23/24	5,000	5,267,315
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	1,635	1,759,368
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	10,000	11,621,910
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,530	2,895,286
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/28/17	4,640	5,168,097
Morgan Stanley, Sub. Notes, GMTN(d)	4.350%		09/08/26	14,120	14,775,465
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	7,860	8,783,574
Northern Trust Corp., Sub. Notes(d)	3.950%		10/30/25	3,010	3,273,778
NRW Bank (Germany), Sr. Unsec’d. Notes, EMTN	1.250%		05/15/15	115	115,321
People’s United Bank, Sub. Notes	4.000%		07/15/24	1,750	1,828,225
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	3,225	3,348,653
PNC Bank NA, Sub. Notes	2.950%		01/30/23	10,835	10,911,668
PNC Bank NA, Sub. Notes	4.200%		11/01/25	1,450	1,598,016
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%		11/09/22	1,600	1,631,272
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24	2,715	2,875,867
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	6.125%		01/11/21	3,025	3,655,821
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	1,225	1,236,947
Santander Bank NA, Sr. Unsec’d. Notes	2.000%		01/12/18	8,825	8,865,939
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	1,625	1,641,027
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	270	281,756
State Street Corp., Jr. Sub. Debs	4.956%		03/15/18	1,375	1,501,589
State Street Corp., Sr. Unsec’d. Notes	3.300%		12/16/24	10,830	11,360,995
State Street Corp., Sr. Unsec’d. Notes	3.700%		11/20/23	5,105	5,539,793
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(d)	2.450%		01/10/19	1,225	1,249,879
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	3.000%		01/18/23	5,125	5,252,095
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, GMTN(d)	2.250%		07/11/19	2,560	2,582,820
SunTrust Bank, Sr. Unsec’d. Notes(d)	2.500%		05/01/19	7,830	7,997,570
SunTrust Bank, Sr. Unsec’d. Notes	2.750%		05/01/23	3,675	3,696,664
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	6,565	6,613,785
US Bancorp, Jr. Sub. Notes	3.442%		02/01/16	1,890	1,919,892
US Bancorp, Sub. Notes, MTN(d)	2.950%		07/15/22	1,750	1,789,687
US Bancorp, Sub. Notes, MTN(d)	3.600%		09/11/24	12,170	12,838,303
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21	3,075	3,215,518
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(d)	3.300%		09/09/24	6,650	6,939,687
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.500%		03/08/22	5,970	6,394,127
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%		04/01/21	1,335	1,512,683
Wells Fargo & Co., Sub. Notes	4.125%		08/15/23	14,485	15,568,348
Wells Fargo & Co., Sub. Notes	4.480%		01/16/24	4,360	4,791,448
Wells Fargo & Co., Sub. Notes, MTN(d)	4.100%		06/03/26	4,790	5,070,756

					741,298,406

Brokerage — 0.2%
Ameriprise Financial, Inc., Sr Unsecured	3.700%		10/15/24	8,200	8,751,015
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	1,425	1,466,857
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)	6.875	%(a)	05/02/18	745	111,750
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	2,330	2,354,745

					12,684,367

Building Materials & Construction — 0.8%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $6,350,000; purchased 10/27/14)(b)(c)	5.375%	11/15/24		6,350	6,445,250
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19		10,125	11,036,250
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, RegS	9.500%	06/15/18		1,000	1,085,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%	01/11/22	EUR	2,450	2,796,172
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.500%	12/10/19		2,000	2,020,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.500%	06/15/18		1,200	1,302,000
CeramTec Group GmbH (Germany), Gtd. Notes, 144A	8.250%	08/15/21	EUR	500	612,231
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24		2,300	2,485,812
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		673	695,821
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, RegS (original cost $875,000; purchased 09/24/14)(b)(c)	7.125%	06/26/42		800	586,000
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $2,763,000; purchased 06/19/14-07/07/14)(b)(c)	5.250%	06/27/29		2,775	1,984,125
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $3,278,701; purchased 10/22/12)(b)(c)(d)	7.125%	06/26/42		2,820	2,065,650
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22		1,625	1,698,292
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18		11,798	13,309,560
Toll Brothers Finance Corp., Gtd. Notes	5.150%	05/15/15		1,885	1,889,713
US Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18		4,435	4,690,012
Vulcan Materials Co., Sr. Unsec’d. Notes	7.000%	06/15/18		3,500	3,867,500

					58,569,388

Cable — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	01/15/24		1,100	1,115,125
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19		5,477	5,682,387
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.250%	10/30/17		3,000	3,120,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20		18,353	19,316,532
CCOH Safari LLC, Gtd. Notes(d)	5.750%	12/01/24		5,550	5,626,313
Comcast Corp., Gtd. Notes	6.450%	03/15/37		360	505,842
Comcast Corp., Gtd. Notes	6.950%	08/15/37		1,720	2,543,498
CSC Holdings LLC, Sr. Unsec’d. Notes(d)	6.750%	11/15/21		1,650	1,848,000
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18		715	802,588
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19		970	1,130,050
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16		875	898,993
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.550%	03/15/15		175	175,602
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42		2,700	2,928,371
Dish DBS Corp., Gtd. Notes	7.125%	02/01/16		34,140	35,847,000
Dish DBS Corp., Gtd. Notes	7.875%	09/01/19		9,850	11,179,750
NET Servicos de Comunicacao SA (Brazil), Gtd. Notes	7.500%	01/27/20		4,400	4,532,000
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18		1,565	1,810,242
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.125%	01/21/23	EUR	4,200	5,101,926
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	09/15/22	EUR	3,425	4,170,174
Unitymedia KabelBW GmbH (Germany), Gtd. Notes, 144A	6.125%	01/15/25		8,000	8,420,000
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20		2,550	2,658,375
Videotron Ltd. (Canada), Gtd. Notes	9.125%	04/15/18		414	426,420

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	3,000	4,767,141

					124,606,329

Capital Goods — 0.9%
AP Moeller-Maersk A/S (Denmark), Unsec’d. Notes, 144A(d)	2.550%	09/22/19		3,655	3,715,640
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22		3,425	3,699,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(d)	4.875%	11/15/17		4,700	4,811,625
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,279,642; purchased 03/12/12)(b)(c)	2.750%	03/15/17		1,280	1,318,835
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $269,528; purchased 04/24/06)(b)(c)	6.200%	11/01/16		270	292,850
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $967,253; purchased 05/30/13)(b)(c)	6.700%	06/01/34		810	1,078,004
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,100,644; purchased 10/26/11-05/14/13)(b)(c)	7.000%	10/15/37		4,090	5,750,626
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		605	667,039
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		900	1,053,314
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19		1,850	1,905,500
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $3,969,117; purchased 09/24/12)(b)(c)	2.500%	03/15/16		3,975	4,031,978
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $947,939; purchased 01/14/13)(b)(c)	2.875%	07/17/18		950	973,828
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $899,127; purchased 05/08/12)(b)(c)	3.125%	05/11/15		900	905,558
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17		1,075	1,079,781
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98		1,500	1,747,881
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18		1,000	972,800
United Rentals North America, Inc., Gtd. Notes(d)	6.125%	06/15/23		5,346	5,553,157
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20		4,000	4,305,000
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22		19,000	20,896,200
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42		2,250	2,610,742
WireCo WorldGroup, Inc., Gtd. Notes	9.500%	05/15/17		1,000	990,000
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,505	1,671,670

					70,031,028

Chemicals — 1.4%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43		1,370	1,536,332
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45		6,285	7,383,951
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41		1,730	2,228,603
Ashland, Inc., Sr. Unsec’d. Notes	3.000%	03/15/16		20,500	20,576,875
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43		3,565	3,864,970
CF Industries, Inc., Gtd. Notes(d)	5.375%	03/15/44		1,800	2,066,764
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18		240	274,603
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20		195	236,248
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22		3,675	3,714,712
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20		2,500	2,765,047
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44		2,160	2,334,156
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41		2,235	2,600,060
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39		330	564,048
Eastman Chemical Co., Sr. Unsec’d. Notes(d)	3.800%	03/15/25		11,475	12,074,087
Eastman Chemical Co., Sr. Unsec’d. Notes(d)	4.650%	10/15/44		2,120	2,322,844

Ecolab, Inc., Sr. Unsec’d. Notes(d)	2.250%	01/12/20	5,125	5,199,128
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	9,000	8,910,000
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	3,000	3,169,650
LYB International Finance BV (Netherlands), Gtd. Notes(d)	4.875%	03/15/44	3,980	4,346,904
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	3,575	3,955,748
Lyondellbasell Industries NV (Netherlands), Sr. Unsec’d. Notes(d)	5.750%	04/15/24	1,000	1,182,523
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	855	947,696
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	1,040	1,247,646
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	3,455	4,268,874
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	2,025	2,100,938
Sibur Securities Ltd. (Russia), Gtd. Notes, 144A	3.914%	01/31/18	2,425	2,006,688
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	850	1,127,668
WR Grace & Co., Gtd. Notes, 144A(d)	5.125%	10/01/21	2,800	2,912,000

				105,918,763

Consumer — 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	2,325	2,139,000
Massachusetts Institute of Technology, Unsec’d. Notes	5.600%	07/01/2111	942	1,427,778
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	1,700	1,829,513

				5,396,291

Electric — 1.7%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%	10/15/17	6,800	7,607,500
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%	12/15/22	2,100	2,138,497
Calpine Corp., Sr. Sec’d. Notes, 144A(d)	7.875%	01/15/23	3,250	3,640,000
Calpine Corp., Sr. Unsec’d. Notes(d)	5.375%	01/15/23	1,600	1,616,000
Calpine Corp., Sr. Unsec’d. Notes(d)	5.750%	01/15/25	1,675	1,708,500
Commonwealth Edison Co., First Mortgage Bonds	6.450%	01/15/38	690	1,008,463
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	6,000	6,375,000
DPL, Inc., Sr. Unsec’d. Notes, 144A(d)	6.750%	10/01/19	2,875	2,932,500
Duke Energy Carolinas LLC, First Mortgage Bonds	4.250%	12/15/41	1,000	1,161,382
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%	09/30/42	1,025	1,161,372
Duke Energy Progress, Inc., First Mortgage Bonds(d)	4.100%	03/15/43	2,410	2,739,560
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750%	11/01/19	19,925	20,472,937
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A(d)	7.375%	11/01/22	14,315	14,780,237
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	750	976,063
Entergy Arkansas, Inc., First Mortgage	3.050%	06/01/23	1,200	1,248,886
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	2,475	2,613,531
Exelon Corp., Sr. Unsec’d. Notes	4.900%	06/15/15	125	126,882
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	4,880	4,962,994
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(d)	6.200%	10/01/17	750	836,921
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	800	1,009,230
FirstEnergy Corp., Sr. Unsec’d. Notes(d)	7.375%	11/15/31	2,310	3,026,149
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	1,175	1,365,574
Georgia Power Co., Sr. Unsec’d. Notes	4.750%	09/01/40	1,050	1,262,465
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	15	18,839
Nevada Power Co., General Ref. Mortgage	5.375%	09/15/40	500	658,150
Northeast Utilities, Sr. Unsec’d. Notes	3.150%	01/15/25	5,370	5,469,372
NRG Energy, Inc., Gtd. Notes(d)	6.250%	07/15/22	7,150	7,346,625
NRG Energy, Inc., Gtd. Notes(d)	6.625%	03/15/23	5,250	5,446,875
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	2,650	2,809,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.800%	09/01/18	545	641,940
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(d)	4.300%	03/15/45	2,865	3,220,134
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.450%	04/15/42	1,800	2,034,979
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22	4,000	4,180,184
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42	1,990	2,124,578

Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%		11/15/41	2,550	3,018,208
Southern California Edison Co., First Mortgage	2.400%		02/01/22	5,165	5,245,140
Southern Power Co., Sr. Unsec’d. Notes	5.150%		09/15/41	725	908,338
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	6.650%		05/15/18	725	807,873

					128,700,878

Energy - Integrated — 0.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%		11/01/21	1,615	1,717,422
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%		10/01/20	435	481,561
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%		11/15/39	2,950	3,261,467
Lukoil International Finance BV (Russia), Gtd. Notes, 144A(d)	7.250%		11/05/19	1,375	1,278,145
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	8,840	5,812,300
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%		12/12/21	3,500	2,275,000
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, RegS	5.375%		01/26/19	500	328,750
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	4,023	4,406,424
Rosneft Finance SA (Russia), Gtd. Notes, 144A	6.625%		03/20/17	1,100	1,028,500
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	11,600	11,600,000

					32,189,569

Energy - Other — 1.2%
Afren PLC (United Kingdom), Sr. Sec’d. Notes, RegS	10.250%		04/08/19	900	306,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(f)	10/10/36	5,000	1,956,250
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	7,890	8,771,021
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	50	63,744
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	175	208,185
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%		06/15/39	1,600	2,320,586
California Resources Corp., Gtd. Notes, 144A(d)	6.000%		11/15/24	3,775	3,071,906
Cameron International Corp., Sr. Unsec’d. Notes	5.950%		06/01/41	2,775	3,162,523
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32	2,450	3,448,569
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	10,000	14,196,570
Halliburton Co., Sr. Unsec’d. Notes(d)	4.500%		11/15/41	485	526,215
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24	1,060	1,309,741
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	12,740	11,819,802
Noble Energy, Inc., Sr. Unsec’d. Notes(d)	3.900%		11/15/24	5,950	6,007,834
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	7,450	7,797,908
Noble Energy, Inc., Sr. Unsec’d. Notes(d)	5.250%		11/15/43	360	367,768
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	1,272	1,419,137
Phillips 66, Gtd. Notes	2.950%		05/01/17	795	821,911
Phillips 66, Gtd. Notes	4.650%		11/15/34	2,970	3,229,426
Phillips 66, Gtd. Notes	4.875%		11/15/44	2,830	3,071,750
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	700	792,006
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	1,000	903,750
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A (original cost $1,782,029; purchased 03/27/12-07/24/12)(b)(c)(d)	5.875%		09/25/22	1,754	1,034,683
Southwestern Energy Co., Sr. Unsec’d. Notes	3.300%		01/23/18	4,415	4,462,655
Southwestern Energy Co., Sr. Unsec’d. Notes	4.050%		01/23/20	6,155	6,243,146
Transocean, Inc., Gtd. Notes	2.500%		10/15/17	1,195	1,048,230
Weatherford International Ltd., Gtd. Notes	5.125%		09/15/20	525	462,051
Weatherford International Ltd., Gtd. Notes(d)	5.950%		04/15/42	520	383,115

					89,206,482

Foods — 1.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%	11/15/39		1,880	3,052,930
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39		450	733,054
Aramark Services, Inc., Gtd. Notes	5.750%	03/15/20		3,200	3,328,000
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%	10/05/16		360	387,000
BRF SA (Brazil), Gtd. Notes, 144A	5.875%	06/06/22		2,600	2,802,098
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23		2,425	2,321,210
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%	05/22/24		6,450	6,441,615
Brinker International, Inc., Sr. Unsec’d. Notes	2.600%	05/15/18		9,282	9,361,380
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18		1,275	1,350,783
Cott Beverages, Inc. (Canada), 144A	6.750%	01/01/20		7,600	7,505,000
Delhaize Group SA (Belgium), Gtd. Notes	5.700%	10/01/40		750	830,524
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A(d)	5.000%	10/01/23		1,935	2,069,957
JBS Finance II Ltd. (Brazil), Gtd. Notes, RegS	8.250%	01/29/18		3,300	3,416,688
JBS Finance II Ltd. (Brazil), Gtd. Notes, 144A	8.250%	01/29/18		6,285	6,507,238
JBS Investments GmbH (Brazil), Gtd. Notes, 144A(d)	7.750%	10/28/20		6,230	6,415,031
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,385,675; purchased 12/07/11-12/08/11)(b)(c)	7.250%	06/01/21		2,580	2,657,400
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $8,925,108; purchased 01/25/12-01/20/15)(b)(c)(d)	8.250%	02/01/20		8,485	8,925,202
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $1,526,630; purchased 07/31/14)(b)(c)(d)	5.875%	07/15/24		1,544	1,489,960
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%	08/23/18		495	561,992
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.500%	02/09/40		1,910	2,333,434
Kroger Co. (The), Sr. Unsec’d. Notes	2.950%	11/01/21		6,775	6,930,967
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21		6,315	6,615,032
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22		2,270	2,517,430
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, RegS	5.625%	04/14/18		1,750	1,896,772
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22		3,425	3,630,500
Stretford 79 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750%	07/15/24	GBP	1,441	1,585,161
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes (original cost $3,221,250; purchased 09/03/14)(b)(c)	8.875%	12/15/17		3,000	3,060,000
Tyson Foods, Inc., Gtd. Notes(d)	5.150%	08/15/44		9,690	11,667,874
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16		5,005	5,327,492
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18		9,205	9,404,242

					125,125,966

Gaming — 0.6%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20		6,000	6,180,000
MGM Resorts International, Gtd. Notes(d)	6.000%	03/15/23		8,000	8,080,000
MGM Resorts International, Gtd. Notes(d)	6.625%	12/15/21		1,875	1,968,750
MGM Resorts International, Gtd. Notes	8.625%	02/01/19		11,937	13,458,967
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21		3,000	3,075,000
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21		1,030	1,071,200
Pinnacle Entertainment, Inc., Gtd. Notes(d)	8.750%	05/15/20		2,950	3,097,500
Scientific Games International, Inc., 144A(d)	10.000%	12/01/22		9,000	8,257,500

					45,188,917

Healthcare & Pharmaceutical — 2.9%
Actavis Funding SCS, Gtd. Notes	3.850%	06/15/24		3,010	3,082,249
Actavis Funding SCS, Gtd. Notes	4.850%	06/15/44		1,165	1,215,878
Actavis, Inc., Sr. Unsec’d. Notes	1.875%	10/01/17		1,000	1,003,222
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41		6,010	7,121,201
Amgen, Inc., Sr. Unsec’d. Notes(d)	5.375%	05/15/43		2,215	2,722,634

Amgen, Inc., Sr. Unsec’d. Notes	6.400%	02/01/39	2,010	2,694,630
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	09/18/42	1,375	1,451,942
Becton Dickinson and Co., Sr. Unsec’d. Notes(e)	3.734%	12/15/24	8,655	9,219,756
CHS/Community Health Systems, Inc., Gtd. Notes(d)	6.875%	02/01/22	3,000	3,186,375
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	9,127	9,720,255
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/15/18	2,600	2,692,300
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	6,500	6,560,938
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., Gtd. Notes, 144A(d)	6.000%	02/01/25	2,200	2,248,125
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%	02/15/21	1,560	1,703,032
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	5.000%	12/15/21	4,000	4,375,876
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A(d)	6.500%	09/15/18	2,400	2,652,000
Gilead Sciences, Inc., Sr. Unsec’d. Notes(d)	3.500%	02/01/25	6,730	7,224,103
Gilead Sciences, Inc., Sr. Unsec’d. Notes(d)	4.800%	04/01/44	5,160	6,192,800
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	2,500	2,712,500
HCA, Inc., Gtd. Notes	7.500%	02/15/22	5,000	5,859,500
HCA, Inc., Gtd. Notes	8.000%	10/01/18	4,925	5,713,000
HCA, Inc., Sr. Sec’d. Notes(d)	4.250%	10/15/19	11,125	11,444,844
HCA, Inc., Sr. Sec’d. Notes(d)	5.000%	03/15/24	2,250	2,407,500
HCA, Inc., Sr. Sec’d. Notes(d)	5.250%	04/15/25	10,000	10,900,000
Kindred Escrow Corp., 144A(d)	8.000%	01/15/20	8,575	9,099,790
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	1,970	1,992,458
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	9,220	9,376,592
Life Technologies Corp., Sr. Unsec’d. Notes	4.400%	03/01/15	2,700	2,707,760
LifePoint Hospitals, Inc., Gtd. Notes	6.625%	10/01/20	2,055	2,160,319
McKesson Corp., Sr. Unsec’d. Notes	6.000%	03/01/41	4,550	6,059,139
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	1,800	1,869,750
Medtronic, Inc., Gtd. Notes, 144A	3.500%	03/15/25	15,185	16,075,114
Medtronic, Inc., Gtd. Notes, 144A	4.375%	03/15/35	6,420	7,132,151
Medtronic, Inc., Gtd. Notes, 144A	4.625%	03/15/45	4,220	4,865,820
Merck & Co, Inc., Sr. Unsec’d. Notes(d)	4.150%	05/18/43	5,525	6,284,212
Mylan, Inc., Gtd. Notes	2.600%	06/24/18	2,800	2,862,370
Novartis Capital Corp. (Switzerland), Gtd. Notes	3.700%	09/21/42	2,310	2,509,353
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43	2,275	2,580,351
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(d)	4.000%	11/28/44	6,210	7,047,015
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A	5.500%	03/01/19	9,600	9,756,000
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650%	11/10/21	3,110	3,289,267
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	2,250	2,306,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	6.750%	08/15/18	7,300	7,765,375
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	395	417,990

				220,261,736

Healthcare Insurance — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes(d)	3.500%	11/15/24	8,500	9,002,257
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	1,775	1,943,946
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	1,150	1,319,193
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,825	2,577,247
Cigna Corp., Sr. Unsec’d. Notes	4.000%	02/15/22	1,000	1,084,625
Cigna Corp., Sr. Unsec’d. Notes	5.375%	03/15/17	965	1,047,984
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	2,225	2,853,380
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	905	1,204,109
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%	06/15/21	500	589,445
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%	03/15/17	1,775	1,951,220
Humana, Inc., Sr. Unsec’d. Notes	2.625%	10/01/19	3,375	3,449,955
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	625	671,132

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%		03/15/42	3,380	3,860,278
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(d)	4.625%		11/15/41	1,725	2,048,143
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%		10/15/40	185	249,363
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.800%		03/15/36	130	173,529
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%		02/15/41	490	683,956
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	475	692,705
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	1,855	2,083,480

					37,485,947

Insurance — 2.1%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	240	273,794
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	7.500%		08/01/16	890	968,823
American International Group, Inc., Sr. Unsec’d. Notes	3.875%		01/15/35	9,075	9,303,227
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	6,135	6,724,181
American International Group, Inc., Sr. Unsec’d. Notes	4.875%		06/01/22	280	321,432
American International Group, Inc., Sr. Unsec’d. Notes	5.050%		10/01/15	200	205,624
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	9,785	11,972,848
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.450%		05/18/17	3,330	3,637,019
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	4,560	5,144,109
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)	4.500%		02/11/43	4,290	5,030,334
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(a)	03/29/67	650	697,125
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Sub. Notes, 144A	5.100	%(a)	12/29/49	2,135	2,289,788
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	525	692,622
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	4.300%		04/15/43	480	526,961
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	1,200	1,390,884
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.950%		10/15/36	755	989,966
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	6.100%		10/01/41	995	1,305,945
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	6,650	7,263,223
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%		05/01/22	1,325	1,475,614
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%		06/01/21	350	391,723
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	5,155	6,778,170
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	1,190	1,537,078
Lincoln National Corp., Jr. Sub. Notes	6.050	%(a)	04/20/67	940	940,000
Lincoln National Corp., Sr. Unsec’d. Notes(d)	4.200%		03/15/22	865	941,753
Lincoln National Corp., Sr. Unsec’d. Notes	6.150%		04/07/36	3,440	4,457,108
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	600	812,602
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	6,530	9,431,090
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	800	1,018,342
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22	2,750	3,112,362
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	300	341,797
Markel Corp., Sr. Unsec’d. Notes	7.125%		09/30/19	6,680	8,029,086
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A(d)	5.375%		12/01/41	1,645	2,109,234
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	8.875%		06/01/39	550	935,048
MetLife Capital Trust IV, Jr. Sub. Notes, 144A	7.875%		12/15/37	759	963,930
MetLife, Inc., Sr. Unsec’d. Notes(d)	4.875%		11/13/43	8,995	10,801,313
MetLife, Inc., Sr. Unsec’d. Notes(d)	5.700%		06/15/35	1,090	1,443,625
MetLife, Inc., Sr. Unsec’d. Notes	7.717%		02/15/19	2,750	3,385,726
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(a)	10/16/44	7,870	8,440,575
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	190	260,558
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	360	423,991
Principal Financial Group, Inc., Gtd. Notes	4.350%		05/15/43	3,100	3,362,378
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	275	312,784
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(a)	06/15/37	365	392,375

Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	4,000	4,105,968
Swiss Re Treasury US Corp., Gtd. Notes, 144A(d)	4.250%		12/06/42	5,235	5,886,784
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	8,119	9,770,762
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	830	1,199,505
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	225	257,909
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%		03/15/22	2,675	2,946,205
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.375%		09/15/20	2,235	2,540,520
Willis Group Holdings PLC, Gtd. Notes	4.125%		03/15/16	630	649,781
XL Group PLC (Ireland), Jr. Sub. Notes	6.500	%(a)	12/31/49	260	234,000

					158,427,601

Lodging — 0.4%
Carnival Corp., Gtd. Notes	1.200%		02/05/16	3,025	3,028,430
Hilton Worldwide Finance LLC, Gtd. Notes(d)	5.625%		10/15/21	5,000	5,275,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	5,055	5,264,692
Marriott International, Inc., Sr. Unsec’d. Notes	6.375%		06/15/17	6,055	6,713,621
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%		12/01/19	4,840	5,805,236
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	1,375	1,386,179
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%		03/01/17	5,370	5,500,899
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	5.625%		03/01/21	980	1,120,037

					34,094,094

Media & Entertainment — 1.0%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	2,325	3,125,597
21st Century Fox America, Inc., Gtd. Notes	6.150%		02/15/41	2,445	3,336,662
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	160	231,106
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	550	757,260
AMC Entertainment, Inc., Gtd. Notes	9.750%		12/01/20	9,716	10,566,150
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	5,685	6,139,800
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	2.625%		09/16/19	1,900	1,933,450
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%		02/15/18	90	101,101
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $3,561,250; purchased 08/04/14)(b)(c)	7.500%		08/15/19	3,500	3,517,500
CBS Corp., Gtd. Notes (original cost $1,927,731; purchased 06/11/12)(b)(c)	1.950%		07/01/17	1,950	1,972,981
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23	6,619	6,345,966
Cinemark USA, Inc., Gtd. Notes	5.125%		12/15/22	5,350	5,323,250
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(d)	6.500%		11/15/22	803	819,060
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(d)	6.500%		11/15/22	2,172	2,239,875
Gannett Co., Inc., Gtd. Notes, 144A	4.875%		09/15/21	1,600	1,600,000
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29	1,198	1,573,010
Liberty Interactive LLC, Sr. Unsec’d. Notes(d)	8.250%		02/01/30	5,000	5,412,500
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	2,000	2,194,000
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	2,520	2,820,636
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17	3,200	3,510,400
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $5,118,750; purchased 09/22/14)(b)(c)	5.000%		08/01/18	5,000	5,175,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16	1,800	1,971,000
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	2,600	3,380,029

Viacom, Inc., Sr. Unsec’d. Notes (original cost $1,833,064; purchased 12/13/12)(b)(c)	4.500%		02/27/42	1,851	1,840,745
Viacom, Inc., Sr. Unsec’d. Notes (original cost $358,712; purchased 02/11/14)(b)(c)	4.875%		06/15/43	380	399,030

					76,286,108

Metals — 0.9%
Alcoa, Inc., Sr. Unsec’d. Notes(d)	5.125%		10/01/24	7,515	8,203,427
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	4.500%		08/05/15	3,100	3,134,875
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/18	3,300	3,506,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	6.750%		02/25/22	2,400	2,550,000
Berau Capital Resources (Indonesia), Sr. Sec’d. Notes, RegS	12.500%		07/08/15	3,760	2,162,000
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, RegS	6.800%		01/17/23	4,221	5,009,061
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, RegS, EMTN	6.875%		01/21/18	3,430	3,801,469
EVRAZ Group SA (Russia), Sr. Unsec’d. Notes, RegS	6.750%		04/27/18	1,000	800,000
EVRAZ Group SA (Russia), Sr. Unsec’d. Notes, RegS(d)	7.400%		04/24/17	1,000	877,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	6.000%		04/01/17	750	731,250
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	6.875%		02/01/18	978	946,000
Glencore Finance Canada (Canada), Gtd. Notes, 144A	2.050%		10/23/15	3,975	3,989,525
Glencore Finance Canada (Canada), Gtd. Notes, 144A	2.700%		10/25/17	4,200	4,245,150
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	2,405	2,483,992
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%		04/15/20	5,000	4,950,000
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.250%		11/15/22	2,950	2,913,125
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39	85	89,509
Peabody Energy Corp., Gtd. Notes(d)	6.000%		11/15/18	3,625	2,909,063
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40	1,400	1,473,007
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35	2,055	2,314,505
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%		07/15/41	615	544,638
TMS International Corp., Gtd. Notes, 144A (original cost $2,467,500; purchased 08/01/14)(b)(c)	7.625%		10/15/21	2,350	2,338,250
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, RegS(d)	6.750%		06/07/16	2,446	2,378,735
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A(d)	6.000%		01/31/19	3,870	3,463,650

					65,814,481

Non-Captive Finance — 0.9%
CIT Group, Inc., Sr. Unsec’d. Notes(d)	5.000%		05/15/17	7,250	7,462,969
CIT Group, Inc., Sr. Unsec’d. Notes(d)	5.000%		08/15/22	3,650	3,837,062
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(d)	5.500%		02/15/19	11,000	11,669,900
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	6.625%		04/01/18	5,000	5,387,500
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN(d)	2.200%		01/09/20	14,690	14,970,946
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN(e)	6.875%		01/10/39	9,493	14,062,854
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	3,164	4,194,996
General Electric Capital Corp., Sub. Notes(d)	5.300%		02/11/21	545	634,540
HSBC Finance Capital Trust IX (United Kingdom), Gtd. Notes	5.911	%(a)	11/30/35	900	912,240
HSBC Finance Corp., Sr. Sub. Notes	6.676%		01/15/21	145	175,711
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16	575	597,109
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	700	771,750
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(c)	0.975	%(a)	07/03/33	135	119,526
SLM Corp., Sr. Unsec’d. Notes, MTN	3.875%		09/10/15	1,750	1,760,938
SLM Corp., Sr. Unsec’d. Notes, MTN	5.000%		04/15/15	1,800	1,813,500

SLM Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17	650	680,940
SLM Corp., Sr. Unsec’d. Notes, MTN	6.250%	01/25/16	630	652,050

				69,704,531

Packaging — 0.1%
Ball Corp., Gtd. Notes(d)	6.750%	09/15/20	1,200	1,246,800
Greif Neveda Holdings SCS, Sr. Unsec’d. Notes, MTN, 144A	7.375%	07/15/21	EUR 730	969,253
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	1,225	1,394,969
Sealed Air Corp., Gtd. Notes, 144A	8.375%	09/15/21	3,000	3,367,500

				6,978,522

Paper — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $5,036,312; purchased 12/20/12)(b)(c)	7.375%	12/01/25	3,697	4,994,506
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	2,290	2,875,777
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	1,075	1,496,297
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	2,225	2,875,606
Rock-Tenn Co., Gtd. Notes	4.450%	03/01/19	1,140	1,226,452
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22	1,700	1,873,774

				15,342,412

Pipelines & Other — 0.7%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	2,700	3,074,682
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes(d)	7.000%	05/20/22	2,480	2,597,800
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	1,130	1,532,843
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	2,650	2,591,822
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(d)	4.800%	11/01/43	250	287,929
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	2,009	2,302,670
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	510	546,244
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $2,751,638; purchased 07/17/14-07/22/14)(b)(c)	6.375%	03/30/38	2,630	2,682,600
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	12/01/42	1,600	1,585,501
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	5,500	6,038,477
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	3,865	4,609,855
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	355	407,893
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17	1,250	1,245,484
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17	2,060	2,110,340
Sempra Energy, Sr. Unsec’d. Notes	6.500%	06/01/16	750	805,961
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	2,105	2,248,790
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22	700	727,869
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	875	969,794
Williams Partners LP, Sr. Unsec’d. Notes(d)	3.900%	01/15/25	13,915	13,463,124
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	1,475	1,494,502
Williams Partners LP, Sr. Unsec’d. Notes(d)	4.900%	01/15/45	75	72,090

				51,396,270

Railroads — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(d)	4.375%	09/01/42	3,425	3,802,185
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%	09/01/44	2,310	2,630,704
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750%	06/15/20	3,700	5,011,594
Union Pacific Corp., Sr. Unsec’d. Notes	6.250%	05/01/34	1,800	2,518,265

				13,962,748

Real Estate Investment Trusts — 0.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes(d)	7.750%	02/15/19	4,000	4,164,000

Brandywine Operating Partnership LP, Gtd. Notes	4.550%		10/01/29		2,330	2,474,628
Digital Realty Trust LP, Gtd. Notes(d)	4.500%		07/15/15		4,700	4,733,586
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%		12/15/17		1,225	1,228,595
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%		05/01/24		5,025	5,301,375
Realty Income Corp., Sr. Unsec’d. Notes	5.500%		11/15/15		1,830	1,894,740
Select Income Reit, Sr. Unsec’d. Notes	2.850%		02/01/18		4,615	4,644,901
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%		01/30/17		245	253,058
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%		03/15/22		350	371,262
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%		04/01/19		600	789,539
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500%		02/01/18		6,250	6,263,831
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, RegS	5.250%		12/15/24		2,000	2,107,000
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%		12/15/24		2,830	2,981,405

						37,207,920

Retailers — 0.7%
CVS Health Corp., Sr. Unsec’d. Notes	2.750%		12/01/22		10,067	10,240,011
CVS Health Corp., Sr. Unsec’d. Notes(d)	5.300%		12/05/43		800	1,020,906
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20		6,555	6,782,511
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%		04/01/43		955	1,073,613
L Brands, Inc., Gtd. Notes	5.625%		02/15/22		6,325	6,862,625
L Brands, Inc., Gtd. Notes(d)	5.625%		10/15/23		3,225	3,499,125
L Brands, Inc., Gtd. Notes	7.000%		05/01/20		4,000	4,550,000
L Brands, Inc., Gtd. Notes	8.500%		06/15/19		2,350	2,825,875
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22		475	510,282
Macy’s Retail Holdings, Inc., Gtd. Notes	7.450%		07/15/17		2,000	2,277,590
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(d)	8.000%		10/15/21		3,750	3,881,250
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A (original cost $4,350,830; purchased 07/25/13)(b)(c)	4.336	%(a)	08/01/19	EUR	3,275	3,729,413
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.625%		04/15/41		525	709,158
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(d)	6.500%		08/15/37		3,400	4,929,368

						52,891,727

Technology — 1.8%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.375%		11/01/15		275	279,662
Audatex North America, Inc., Gtd. Notes, 144A	6.000%		06/15/21		4,000	4,160,000
Avaya, Inc., Sec’d. Notes, 144A(d)	10.500%		03/01/21		3,050	2,497,187
Brightstar Corp., Gtd. Notes, 144A (original cost $2,126,719; purchased 08/06/14)(b)(c)	9.500%		12/01/16		2,000	2,100,000
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $3,684,750; purchased 08/05/14)(b)(c)	7.250%		08/01/18		3,400	3,621,000
CDW LLC/CDW Finance Corp., Gtd. Notes(d)	5.500%		12/01/24		9,600	9,672,000
CDW LLC/CDW Finance Corp., Gtd. Notes	6.000%		08/15/22		3,000	3,150,000
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%		04/01/19		4,529	4,762,243
CommScope, Inc., Gtd. Notes, 144A(d)	5.000%		06/15/21		1,550	1,491,875
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21		2,000	2,105,000
First Data Corp., Gtd. Notes	11.250%		01/15/21		4,000	4,530,000
First Data Corp., Gtd. Notes	12.625%		01/15/21		15,561	18,459,236
First Data Corp., Sr. Sec’d. Notes, 144A	8.875%		08/15/20		5,000	5,356,250
Jabil Circuit, Inc., Sr. Unsec’d. Notes(d)	4.700%		09/15/22		2,900	2,950,750
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%		12/15/20		4,700	5,064,250
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%		06/01/18		12,775	12,775,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21		2,500	2,631,250
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34		3,265	3,691,925
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(d)	5.625%		11/01/24		4,000	4,230,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	6.500%		05/15/19		31,900	33,255,750
SunGard Data Systems, Inc., Gtd. Notes(d)	7.625%		11/15/20		5,325	5,677,781

Xerox Corp., Sr. Unsec’d. Notes	2.950%	03/15/17		1,100	1,136,429
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15		1,050	1,051,355

					134,648,943

Telecommunications — 2.2%
AT&T, Inc., Sr. Unsec’d. Notes(d)	4.800%	06/15/44		3,735	3,989,025
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		3,700	4,147,219
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		3,025	3,341,415
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		2,240	2,527,773
CenturyLink, Inc., Sr. Unsec’d. Notes	7.600%	09/15/39		235	237,350
Clearwire Communications LLC / Clearwire Finance, Inc., Sr. Secur’d. Notes, 144A	14.750%	12/01/16		8,150	9,780,000
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22		14,000	14,182,000
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20		2,450	2,383,850
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	8.250%	09/30/20		1,800	1,751,400
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A(d)	8.250%	09/01/17		1,800	1,827,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	2,150	2,766,580
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20		4,315	4,882,742
Eileme 2 AB (Poland), Sr. Unsec’d. Notes, RegS	11.625%	01/31/20		560	633,681
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,266,830; purchased 05/04/11-05/11/11)(b)(c)	7.082%	06/01/16		2,890	3,084,928
Embarq Corp., Sr. Unsec’d. Notes (original cost $933,871; purchased 08/17/12)(b)(c)	7.995%	06/01/36		865	999,075
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%	10/10/19		1,700	1,708,211
Indosat Palapa Co. BV (Indonesia), Gtd. Notes, RegS	7.375%	07/29/20		6,045	6,332,137
Level 3 Financing, Inc., Gtd. Notes(d)	9.375%	04/01/19		5,850	6,201,000
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	4.755%	11/11/24		4,995	5,044,950
SoftBank Corp. (Japan), Gtd. Notes, 144A(d)	4.500%	04/15/20		2,500	2,500,000
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		11,252	11,434,845
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		2,450	2,823,625
Sprint Corp., Gtd. Notes(d)	7.875%	09/15/23		3,000	3,041,250
Sprint Nextel Corp., Sr. Unsec’d. Notes(d)	7.000%	08/15/20		3,450	3,475,875
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%	04/03/18		835	837,087
Verizon Communications, Inc., Sr. Unsec’d. Notes(d)	3.500%	11/01/24		24,595	25,239,586
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		635	684,280
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.000%	04/01/41		930	1,158,860
Verizon Communications, Inc., Sr. Unsec’d. Notes(d)	6.400%	09/15/33		3,178	4,110,581
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	02/15/38		600	778,256
Verizon Communications, Inc., Sr. Unsec’d. Notes(d)	6.550%	09/15/43		8,125	10,975,575
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.862%	08/21/46		7,149	7,844,891
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	5.012%	08/21/54		9,496	10,464,611
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%	04/30/18		1,165	1,100,925
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	7.748%	02/02/21		1,250	1,062,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		200	189,000

					163,542,083

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes(d)	4.000%	01/31/24		6,925	7,512,794
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38		1,086	1,907,207
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39		303	544,305
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18		5,625	5,669,235
Lorillard Tobacco Co., Gtd. Notes(d)	2.300%	08/21/17		2,075	2,099,985

Lorillard Tobacco Co., Gtd. Notes(d)	3.500%		08/04/16		340	350,869
Lorillard Tobacco Co., Gtd. Notes	8.125%		06/23/19		305	375,035
Reynolds American, Inc., Gtd. Notes	6.750%		06/15/17		2,375	2,648,154

						21,107,584

TOTAL CORPORATE BONDS (cost $2,768,760,460)						2,857,197,072

COVERED BONDS — 0.8%
Bank of Nova Scotia (The) (Canada), Covered Notes, 144A	1.050%		03/20/15		1,130	1,130,781
Credit Suisse AG/Guernsey (Switzerland), Covered Notes, 144A	1.625%		03/06/15		7,866	7,872,686
Korea Housing Finance Corp. (South Korea), Covered Notes, 144A	4.125%		12/15/15		1,950	2,002,981
Royal Bank of Canada (Canada), Covered Notes, 144A	3.125%		04/14/15		41,000	41,231,322
Westpac Banking Corp. (Australia), Covered Notes, 144A	2.000%		05/21/19		7,605	7,714,474

TOTAL COVERED BONDS (cost $59,846,231)						59,952,244

FOREIGN AGENCIES — 2.8%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	2.500%		07/15/15		50	50,479
Bank Nederlandse Gemeenten, (Netherlands), Sr. Unsec’d Notes, EMTN	0.500%		05/12/21	ZAR	25,000	1,332,543
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24		2,940	3,110,585
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%		05/09/23		3,642	3,563,988
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24		2,450	2,592,100
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd., EMTN	2.875%		04/20/15		500	502,760
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd., INTL	4.250%		06/09/15		1,300	1,317,766
Development Bank of Japan, Inc. (Japan), Sr. Unsec’d. Notes, RegS, GMTN	0.457	%(a)	04/17/15		1,500	1,499,897
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, RegS	6.850%		07/02/37		2,000	2,330,480
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes(d)	4.125%		01/16/25		675	634,399
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%		05/28/45		1,300	1,248,000
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%		11/04/16		2,050	2,142,332
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	2.875%		01/21/25		9,500	9,648,865
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN	6.350%		03/28/17	MXN	20,000	1,375,096
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, RegS	2.720%		09/08/15	HKD	3,000	391,180
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.300%		11/12/15		3,000	2,965,500
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22		4,227	3,614,761
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	8.625%		04/28/34		1,800	1,728,000
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%		04/23/19		2,000	1,952,000
Instituto de Credito Oficial (Spain), Gov’t. Gtd., RegS, GMTN	1.875%		12/15/17	GBP	1,250	1,894,362

Japan Bank for International Cooperation/Japan (Japan), Gov’t. Gtd.	2.625%		12/15/20	GBP	1,000	1,599,651
Japan Finance Corp. (Japan), Sr. Unsec’d. Notes(d)	2.875%		02/02/15		45,900	45,900,000
Japan Finance Organization for Municipalities (Japan), Gov’t. Gtd., INTL	4.625%		04/21/15		10,000	10,092,780
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	5.750%		04/30/43		2,725	2,193,734
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%		07/02/18		3,565	3,882,285
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	7.000%		05/05/20		1,060	1,090,973
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	9.125%		07/02/18		1,300	1,415,700
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	7.000%		05/05/20		1,410	1,440,315
KFW (Germany), Gov’t. Gtd., GMTN	0.311	%(a)	03/13/15		1,900	1,900,555
Kommunalbanken A/S (Norway), Sr. Unsec’d. Notes, RegS	1.000%		02/09/15		2,750	2,750,319
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%		08/22/17		2,000	2,089,516
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	4.625%		11/16/21		1,550	1,758,494
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	4.750%		07/13/21		1,000	1,134,411
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%		09/19/22		1,620	1,661,023
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%		07/13/21		2,125	2,410,623
Landwirtsch. Rentenbank (Germany), Sr. Unsec’d. Notes, EMTN	0.482%		02/02/15		4,100	4,100,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%		06/28/17		4,945	5,445,681
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%		10/17/16		5,945	6,480,050
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%		01/20/20		1,500	1,758,750
Nederlandse Waterschapsbank NV (Netherlands), Sr. Unsec’d. Notes, EMTN	3.000%		03/17/15		150	150,510
Nederlandse Waterschapsbank NV (Netherlands), Sr. Unsec’d. Notes, RegS	0.283	%(a)	03/17/15		23,000	23,002,070
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	6.450%		05/30/44		2,000	2,185,000
Petrobras International Finance Co. (Brazil), Gtd. Notes(d)	5.375%		01/27/21		2,675	2,403,327
Petroleos Mexicanos (Mexico), Gtd. Notes(d)	3.500%		01/30/23		2,675	2,531,754
Petroleos Mexicanos (Mexico), Gtd. Notes(d)	4.875%		01/24/22		1,925	2,007,775
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21		4,300	4,646,150
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		06/27/44		6,545	6,577,725
Petroleos Mexicanos (Mexico), Gtd. Notes(d)	8.000%		05/03/19		2,055	2,440,313
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	5.500%		01/09/17	EUR	734	898,812
Petroleos Mexicanos (Mexico), Gtd. Notes, RegS	6.375%		08/05/16	EUR	705	861,715
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(d)	5.500%		06/27/44		1,500	1,507,500
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(d)	5.625%		01/23/46		5,575	5,699,323
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd.	8.400%		12/15/16		521	580,915
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%		12/02/24		3,100	4,134,625
State Bank of India/London (India), Sr. Unsec’d. Notes, RegS, EMTN	4.500%		11/30/15	EUR	3,816	4,430,598
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%		05/29/18		2,075	1,753,375

TOTAL FOREIGN AGENCIES (cost $212,318,092)						208,811,440

MUNICIPAL BONDS — 1.6%
California — 0.5%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49	3,755	5,575,837
Bay Area Toll Authority, BABs, Revenue Bonds	6.907%	10/01/50	525	799,087
California Institute of Technology, Sr. Unsec’d. Notes	4.700%	11/01/2111	1,130	1,337,791
Los Angeles Department of Airports, BABs, Taxable, Revenue Bonds	6.582%	05/15/39	4,195	5,747,821
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716%	07/01/39	8,475	11,348,194
Los Angeles Department of Water & Power, BABS, Revenue Bonds	6.008%	07/01/39	6,200	8,272,040
State of California, GO, BABs(d)	7.550%	04/01/39	1,600	2,592,672
State of California, GO, BABs	7.600%	11/01/40	920	1,508,092
State of California, GO, BABs	7.625%	03/01/40	275	442,024
State of California, GO Unlimited, BABs	7.300%	10/01/39	835	1,284,539
University of California, BABs, Revenue Bonds	5.770%	05/15/43	500	680,180

				39,588,277

Colorado — 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50	3,320	4,891,588

Illinois — 0.2%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40	3,170	4,426,303
Illinois State Toll Highway Authority, BABs, Revenue Bonds, Series A	6.184%	01/01/34	5,000	6,801,450

				11,227,753

New Jersey — 0.1%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series A	7.102%	01/01/41	1,225	1,858,019
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F	7.414%	01/01/40	2,250	3,525,705
Rutgers State University, BABs, Revenue Bonds	5.665%	05/01/40	1,350	1,781,932

				7,165,656

New York — 0.5%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	675	726,298
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	2,625	2,667,656
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44	3,300	4,709,562
New York State Urban Development Corp., BABs, Taxable, Revenue Bonds	5.770%	03/15/39	18,800	23,864,908
NYU Hospitals Center, Unsec’d. Notes	4.784%	07/01/44	6,375	7,073,904
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	1,600	1,789,264

				40,831,592

Ohio — 0.1%
Ohio State University, BABs, Revenue Bonds	4.910%	06/01/40	295	383,536
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	2,810	3,298,743
Ohio State Water Development Authority, BABs, Revenue Bonds	4.879%	12/01/34	375	443,126

				4,125,405

Oregon
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834%	11/15/34	235	318,773

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, BABs, Revenue Bonds	6.105%	12/01/39	400	538,944

Pennsylvania Turnpike Commission, BABs, Revenue Bonds, Series B	5.511%		12/01/45		5,155	6,680,313

						7,219,257

Puerto Rico
Government Development Bank for Puerto Rico, Taxable, Revenue Bonds, Series A	3.448%		02/01/15		3,300	3,298,185

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Revenue Bonds	6.731%		07/01/43		550	765,330

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%		02/01/42		980	1,146,806
Texas State Transportation Commission, BABs, Revenue Bonds, Series B	5.028%		04/01/26		200	240,468

						1,387,274

TOTAL MUNICIPAL BONDS (cost $110,774,423)						120,819,090

SOVEREIGN BONDS — 9.0%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, RegS	0.500%		03/06/15		9,295	9,297,881
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%		04/01/21	EUR	600	705,117
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.375%		02/03/15	EUR	12,300	13,898,933
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.875%		03/07/15		9,712	9,769,786
Brazilian Government International Bond (Brazil), Unsec’d. Notes(d)	11.000%		06/26/17	EUR	10,000	13,727,174
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.000%		06/15/45		1,400	1,480,500
Council of Europe Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.750%		02/10/15		20,000	20,008,440
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, RegS, EMTN, 144A	3.750%		11/01/15	EUR	2,200	2,468,586
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, RegS, EMTN, 144A	4.625%		02/03/20	EUR	800	894,983
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	0.625%		05/22/15		1,100	1,101,441
Egypt Government AID Bonds, Sr. Unsec’d. Notes	4.450%		09/15/15		800	820,503
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, EMTN	0.590	%(a)	03/25/15	GBP	1,700	2,560,780
Finland T-Bill (Finland), Bills	0.171	%(f)	03/18/15		29,000	28,993,620
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9BR	5.800%		07/14/15	JPY	350,000	2,786,767
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, Series 9RG	5.800%		07/14/15	JPY	128,900	1,026,326
Hellenic Republic Government Bond (Greece), Unsec’d Notes, RegS, 144A	4.750%		04/17/19	EUR	2,060	1,631,668
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.000%		08/22/16	JPY	90,000	613,111
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN	3.800%		08/08/17	JPY	1,800,000	12,880,155
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, Series 12RG	5.250%		02/01/16	JPY	140,000	922,464

Hong Kong Sukuk 2014 Ltd. (Hong Kong), Unsec’d. Notes, RegS	2.005%		09/18/19		5,200	5,291,260
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%		10/26/17	JPY	500,000	4,234,919
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		5,102	5,346,896
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.750%		02/03/15		13,600	13,600,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		02/21/23		2,300	2,592,100
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		11/22/23		1,000	1,159,530
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		3,140	3,687,867
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes(d)	7.625%		03/29/41		1,346	1,992,080
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	1,795	2,376,006
Iceland Government International Bond (Iceland), Unsec’d. Notes, RegS	4.875%		06/16/16		4,900	5,109,019
Iceland Government International Bond (Iceland), Unsec’d. Notes, 144A	4.875%		06/16/16		5,000	5,213,285
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	2.875%		07/08/21	EUR	700	814,726
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.750%		01/15/44		2,565	3,308,850
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%		03/09/17		425	468,278
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%		01/17/18		5,000	5,656,250
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	7.250%		04/20/15		5,000	5,069,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	7.500%		01/15/16		1,000	1,057,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	11.625%		03/04/19		2,000	2,677,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	2.875%		07/08/21	EUR	2,500	2,909,736
Israel Government AID Bond, US Gov’t. Gtd.	0.508	%(f)	05/01/15		50	49,958
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, EMTN	3.750%		10/12/15	EUR	8,500	9,821,065
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	4.500%		03/01/24	EUR	2,400	3,389,604
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	6.500%		11/01/27	EUR	7,610	12,976,969
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	4.750%		01/25/16		3,000	3,115,593
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, EMTN	5.200%		07/31/34	EUR	900	1,383,402
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	590,000	5,283,708
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%		11/14/16	JPY	100,000	891,655
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	2,722,000	23,428,602
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS, EMTN	2.500%		03/02/15	CHF	7,000	7,639,583
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS, EMTN	5.250%		12/07/34	GBP	2,900	5,371,290
Italy Government International Bond Coupon Strip (Italy), Deb. Notes, 144A	0.520	%(f)	03/27/15		3,600	3,598,999
Italy Government International Bond Coupon Strip (Italy), Deb. Notes, 144A	0.671	%(f)	09/27/15		3,800	3,782,949

Kingdom of Belgium (Belgium), Bonds, RegS	9.375%		02/21/20	GBP	1,200	2,483,992
Kingdom of Belgium (Belgium), Notes, EMTN	5.000%		04/24/18	GBP	1,800	3,037,324
Kingdom of Belgium (Belgium), Notes, 144A	8.875%		12/01/24		1,000	1,504,433
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, RegS, EMTN	0.875%		09/14/15		8,000	8,026,560
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, RegS, EMTN	1.500%		06/22/18		28,000	28,299,600
Kommuninvest I Sverige AB (Sweden), Sr. Unsec’d. Notes, RegS	1.000%		04/27/15		15,000	15,027,090
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	7.375%		02/11/20		600	736,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(d)	2.750%		04/22/23	EUR	9,700	11,786,307
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	6.625%		03/03/15		7,567	7,570,784
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, EMTN	2.375%		04/09/21	EUR	600	724,398
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	4.250%		06/16/15	EUR	5,000	5,696,303
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	4.250%		07/14/17	EUR	7,200	8,828,331
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	5.500%		02/17/20	EUR	1,600	2,196,709
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	11.000%		05/08/17	ITL	3,750,000	2,669,940
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		3,040	3,290,800
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, Series G, GMTN	6.750%		02/06/24	GBP	500	965,854
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20		2,475	2,763,338
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	9.375%		01/16/23		2,800	3,864,000
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610	%(f)	05/31/18		1,694	1,608,147
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	1.407	%(f)	05/31/18		3,573	3,391,481
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.000%		11/21/18		3,000	3,135,000
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	8.375%		05/03/16		1,916	2,083,650
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	5,726	6,870,864
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		02/02/30		720	1,222,200
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	0.367	%(a)	09/23/15		11,810	11,765,122
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	1.250%		07/29/15	JPY	384,600	3,290,716
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	1.490%		05/30/17	JPY	200,000	1,747,731
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.875%		07/16/15		34,350	34,855,289
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%		10/19/15		249	256,870
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, RegS, EMTN	3.500%		03/25/15		8,100	8,114,256
Portugal Government International Bond (Portugal), Unsec’d. Notes, RegS, EMTN	5.125%		10/15/24		8,750	9,626,050

Portugal Government International Bond (Portugal), Unsec’d. Notes, 144A	5.125%	10/15/24		12,450	13,696,494
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.750%	06/14/19	EUR	11,680	15,055,871
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.950%	10/25/23	EUR	2,700	3,676,559
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.750%	01/20/42		2,400	3,045,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	7.125%	01/20/37		2,200	2,750,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	8.250%	01/20/34		2,190	3,024,500
Republic of Columbia (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37		1,015	1,370,250
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21		4,000	4,340,000
Republic of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	12/07/16		600	646,968
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250%	02/22/17		7,500	8,063,775
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, 144A	5.250%	06/16/21		1,700	1,965,625
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	5.000%	03/18/15	EUR	7,200	8,177,780
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	5.250%	06/17/16	EUR	4,000	4,816,462
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24		3,134	3,530,138
Slovakia Government International Bond (Slovak Republic), Sr. Unsec’d. Notes, RegS	4.375%	05/21/22		3,000	3,345,000
Slovakia Government International Bond (Slovak Republic), Sr. Unsec’d. Notes, 144A	4.375%	05/21/22		270	301,050
Slovenia Government International Bond (Slovenia), Sr. Unsec’d Notes, RegS	4.750%	05/10/18		9,600	10,308,835
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%	02/18/24		11,200	12,852,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%	05/10/23		12,100	14,309,218
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A(d)	4.125%	02/18/19		600	637,050
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750%	07/24/26	EUR	600	733,084
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, EMTN	4.500%	04/05/16	EUR	6,100	7,200,104
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, RegS	4.000%	03/06/18		15,000	16,075,920
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18		20,500	21,970,424
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, RegS	1.875%	01/27/17		22,000	22,354,684
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.875%	04/02/19	EUR	2,200	2,889,961
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20		2,510	2,945,836
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.250%	03/15/15		12,917	13,009,382
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	6.875%	01/19/16	EUR	490	584,151
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.000%	06/28/19	EUR	500	677,997
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.500%	03/15/15		200	201,200
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes, RegS	2.991%	07/06/16		1,220	1,249,939

Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes, RegS	4.646%		07/06/21		3,260	3,631,053

TOTAL SOVEREIGN BONDS (cost $696,309,707)						685,762,363

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
Federal Home Loan Bank	0.180%		07/29/15		300	300,132
Federal Home Loan Bank	0.200	%(f)	02/04/15		100	100,000
Federal Home Loan Bank	0.200	%(f)	02/27/15		200	199,997
Federal Home Loan Bank	0.254	%(f)	03/11/15 - 03/25/15		1,000	999,970
Federal Home Loan Bank	0.340%		01/25/16		500	500,353
Federal Home Loan Mortgage Corp.	2.533	%(a)	07/01/30		3	2,728
Federal Home Loan Mortgage Corp.	3.500%		TBA		2,000	2,103,711
Federal Home Loan Mortgage Corp.	4.500%		09/01/39 - 10/01/39		3,035	3,298,049
Federal Home Loan Mortgage Corp.	4.750%		11/17/15		290	300,366
Federal Home Loan Mortgage Corp.	5.000%		01/01/39 - 07/01/40		665	734,278
Federal Home Loan Mortgage Corp.	5.500%		10/01/33 - 07/01/34		731	826,318
Federal Home Loan Mortgage Corp.	6.000%		10/01/32 - 12/01/36		497	566,031
Federal Home Loan Mortgage Corp.	6.500%		07/01/32 - 11/01/33		173	198,399
Federal Home Loan Mortgage Corp.	7.000%		09/01/32		55	63,236
Federal Home Loan Mortgage Corp.	8.500%		08/01/24 - 11/01/24		11	11,830
Federal National Mortgage Assoc.	0.254	%(f)	03/16/15		20	19,999
Federal National Mortgage Assoc.	0.375%		12/21/15		1,685	1,686,683
Federal National Mortgage Assoc.	1.514	%(a)	09/01/40		31	31,519
Federal National Mortgage Assoc.	2.340	%(a)	09/01/31		10	10,269
Federal National Mortgage Assoc.	2.500%		TBA		4,000	4,130,438
Federal National Mortgage Assoc.	2.992	%(a)	05/01/36		22	23,270
Federal National Mortgage Assoc.	3.000%		TBA		25,000	25,787,305
Federal National Mortgage Assoc.	3.500%		TBA		8,000	8,451,750
Federal National Mortgage Assoc.	3.500%		TBA		63,500	66,929,493
Federal National Mortgage Assoc.	4.000%		TBA		4,000	4,275,469
Federal National Mortgage Assoc.	4.500%		TBA		18,000	19,512,421
Federal National Mortgage Assoc.	4.500%		08/01/33		13	14,336
Federal National Mortgage Assoc.	4.504	%(a)	01/01/28		10	10,758
Federal National Mortgage Assoc.	5.000%		TBA		500	552,793
Federal National Mortgage Assoc.	5.000%		10/01/17 - 03/01/34		2,296	2,530,679
Federal National Mortgage Assoc.	5.375%		12/07/28	GBP	1,700	3,547,385
Federal National Mortgage Assoc.	5.500%		03/01/16 - 03/01/35		4,378	4,925,879
Federal National Mortgage Assoc.	6.000%		12/01/16 - 06/01/37		1,494	1,696,859
Federal National Mortgage Assoc.	6.500%		12/01/17 - 11/01/33		691	801,840
Federal National Mortgage Assoc.	7.000%		03/01/32 - 06/01/32		68	79,783
Financing Corp., Strips Principal	1.351	%(f)	10/06/17		100	97,422
Government National Mortgage Assoc.	1.625	%(a)	11/20/29 - 05/20/30		48	49,770

Government National Mortgage Assoc.	4.000%		TBA		9,000	9,583,594
Government National Mortgage Assoc.	4.500%		02/20/41		7,658	8,350,926
Government National Mortgage Assoc.	5.000%		08/20/39		2,600	2,908,134
Government National Mortgage Assoc.	5.500%		08/15/33		20	22,008
Government National Mortgage Assoc.	6.000%		01/15/33 - 12/15/33		112	127,039
Government National Mortgage Assoc.	6.500%		09/15/32 - 07/15/38		496	577,436
Government National Mortgage Assoc.	8.000%		08/20/31		1	1,007
Government National Mortgage Assoc.	8.500%		06/15/30		1	834
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	GBP	6,300	11,552,034

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $186,925,503)						188,494,530

U.S. TREASURY OBLIGATIONS 19.5%
U.S. Treasury Bonds	2.250%		11/15/24		26,035	27,369,294
U.S. Treasury Bonds(d)	2.875%		05/15/43		14,200	16,039,340
U.S. Treasury Bonds	3.000%		11/15/44		80,120	92,964,197
U.S. Treasury Bonds(d)	3.125%		08/15/44		28,295	33,578,214
U.S. Treasury Bonds	3.375%		05/15/44		117,300	145,681,087
U.S. Treasury Bonds	3.625%		02/15/44		4,000	5,177,500
U.S. Treasury Bonds	8.750%		08/15/20		10,000	14,002,340
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/19		40,409	41,103,085
U.S. Treasury Notes(d)	0.875%		11/15/17		91,100	91,484,351
U.S. Treasury Notes	0.875%		07/31/19		18,000	17,794,692
U.S. Treasury Notes(d)	1.000%		12/15/17 - 09/30/19		105,655	106,010,854
U.S. Treasury Notes	1.250%		10/31/18 - 01/31/20		26,085	26,214,049
U.S. Treasury Notes	1.375%		12/31/18		2,400	2,431,500
U.S. Treasury Notes	1.500%		12/31/18 - 01/31/22		239,480	243,357,594
U.S. Treasury Notes	1.625%		04/30/19		355	363,237
U.S. Treasury Notes(h)	1.625%		07/31/19		54,000	55,172,826
U.S. Treasury Notes(d)	1.625%		12/31/19		44,696	45,638,817
U.S. Treasury Notes(d)	1.750%		09/30/19		17,315	17,777,639
U.S. Treasury Notes	2.000%		02/28/21 - 08/31/21		139,690	144,481,576
U.S. Treasury Notes(e)	2.125%		01/31/21		51,965	54,161,353
U.S. Treasury Notes	2.125%		06/30/21		128,250	133,600,462
U.S. Treasury Notes(e)	2.250%		03/31/21		20,440	21,449,225
U.S. Treasury Notes	2.250%		04/30/21		8,905	9,346,074
U.S. Treasury Notes	3.125%		05/15/19 - 05/15/21		90,020	97,918,588
U.S. Treasury Notes	3.625%		02/15/21		20,000	22,587,500
U.S. Treasury Strip Coupon(d)	2.949	%(f)	05/15/39		10,000	5,644,770
U.S. Treasury Strip Coupon(h)	3.450	%(f)	08/15/31		14,470	9,955,288
U.S. Treasury Strip Principal	2.351	%(f)	05/15/43		1,140	590,919
U.S. Treasury Strip Principal	2.987	%(f)	05/15/44		3,875	1,959,053

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,429,884,430)						1,483,855,424

				Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, (Capital Security, fixed to floating preferred) 7.875% (cost $550,000)					22,000	581,900

TOTAL LONG-TERM INVESTMENTS (cost $7,555,427,796)						7,702,069,999

SHORT-TERM INVESTMENTS — 11.2%
AFFILIATED MUTUAL FUNDS — 11.2%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $29,176,009)(i)	2,950,000	27,523,504
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $823,117,201; includes $622,229,438 of cash collateral for securities on loan)(i)(j)	823,117,201	823,117,201

TOTAL AFFILIATED MUTUAL FUNDS (cost $852,293,210)		850,640,705

	Notional Amount (000)#
OPTIONS PURCHASED*(l)
Call Options
10 Year U.S. Treasury Notes Futures, expiring 02/20/15, Strike Price $130.00	69,000	884,062
10 Year U.S. Treasury Notes Futures, expiring 02/20/15, Strike Price $130.50	60,200	583,187
10 Year U.S. Treasury Notes Futures, expiring 02/20/15, Strike Price $134.00	69,000	53,906
30 Year U.S. Ultra Treasury Bonds, expiring 02/20/15, Strike Price $176.00	20,100	847,969
30 Year U.S. Ultra Treasury Bonds, expiring 02/20/15, Strike Price $177.00	17,300	619,016
30 Year U.S. Ultra Treasury Bonds, expiring 02/20/15, Strike Price $186.00	20,100	109,922
30 Year U.S. Ultra Treasury Bonds, expiring 02/20/15, Strike Price $187.00	17,300	75,688

		3,173,750

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.75	73,750	25,813
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.88	73,750	35,031
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.13	73,750	70,062
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.25	73,750	99,562
Eurodollars 1 Year Mid-Curve Futures, expiring 03/13/15, Strike Price $98.50	369,500	9,238
Eurodollars 1 Year Mid-Curve Futures, expiring 03/13/15, Strike Price $98.88	369,500	64,663

		304,369

TOTAL OPTIONS PURCHASED (cost $3,222,039)		3,478,119

TOTAL SHORT-TERM INVESTMENTS (cost $855,515,249)		854,118,824

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 112.6% (cost $8,410,943,045)(m)		8,556,188,823

OPTIONS WRITTEN*(l)
Call Options
10 Year U.S. Treasury Notes Futures, expiring 02/20/15, Strike Price $132.00	138,000	(495,937)
10 Year U.S. Treasury Notes Futures, expiring 02/20/15, Strike Price $132.50	60,100	(150,250)

30 Year U.S. Ultra Treasury Bonds, expiring 02/20/15, Strike Price $181.00	40,200	(672,094)
30 Year U.S. Ultra Treasury Bonds, expiring 02/20/15, Strike Price $182.00	34,600	(470,344)

		(1,788,625)

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.00	295,000	(199,125)
Eurodollars 1 Year Mid-Curve Futures, expiring 03/13/15, Strike Price $98.63	369,500	(18,475)
Eurodollars 1 Year Mid-Curve Futures, expiring 03/13/15, Strike Price $98.75	369,500	(27,713)

		(245,313)

TOTAL OPTIONS WRITTEN (premiums received $2,148,884)		(2,033,938)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 112.6% (cost $8,408,794,161)		8,554,154,885
Liabilities in excess of other assets(n) — (12.6)%		(956,896,630)

NET ASSETS — 100.0%		$7,597,258,255

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AID	Agency for International Development
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
INTL	International
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REMICS	Real Estate Mortgage Investment Conduits
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
AUD	Australian Dollar

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2015.
(b)	Indicates a restricted security; the aggregate original cost of the restricted securities is $81,958,600. The aggregate value, $79,054,977, is approximately 1.0% of net assets.
(c)	Indicates a security or securities that has been deemed illiquid.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $611,139,762; cash collateral of $622,229,438 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(g)	Represents issuer in default on interest payments. Non-income producing security.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Less than $500 par.
(l)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2015.
(m)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$8,431,875,102

Appreciation	219,418,527
Depreciation	(95,104,806)

Net Unrealized Appreciation	$124,313,721

The book basis may differ from tax basis due to certain tax-related adjustments.

(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
8,069	5 Year U.S. Treasury Notes	Mar. 2015	$961,548,717	$979,122,718	$17,574,001
94	Euro-Bund	Mar. 2015	16,600,732	16,930,325	329,593
644	U.S. Ultra Treasury Bonds	Mar. 2015	107,044,865	115,235,750	8,190,885

					26,094,479

	Short Positions:
1,194	2 Year U.S. Treasury Notes	Mar. 2015	262,083,733	262,400,156	(316,423)
76	10 Year U.S. Treasury Notes	Mar. 2015	9,941,654	9,946,500	(4,846)

					(321,269)

					$25,773,210

U.S. Treasury obligations with a combined market value of $10,302,056 have been segregated with JPMorgan Chase to cover requirements for open future contracts at January 31, 2015.

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2015.

Forward foreign currency exchange contracts outstanding at January 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 04/16/15	JPMorgan Chase	AUD	1,961	$1,593,955	$1,519,307	$(74,648)
Expiring 04/16/15	JPMorgan Chase	AUD	4,266	3,484,880	3,304,769	(180,111)
Brazilian Real, Expiring 03/11/15	Barclays Capital Group	BRL	10,893	4,144,542	4,016,305	(128,237)
Expiring 03/11/15	Citigroup Global Markets	BRL	3,248	1,174,900	1,197,593	22,693
Chinese Renminbi, Expiring 03/16/15	BNP Paribas	CNH	112,508	18,048,069	17,912,297	(135,772)
Expiring 04/08/15	BNP Paribas	CNH	20,673	3,296,500	3,283,765	(12,735)
Expiring 03/16/15	Citigroup Global Markets	CNH	42,814	6,869,100	6,816,441	(52,659)
Euro, Expiring 04/28/15	Citigroup Global Markets	EUR	19,739	22,325,400	22,323,008	(2,392)
Expiring 04/28/15	JPMorgan Chase	EUR	22,759	25,676,400	25,738,778	62,378
Hong Kong Dollar, Expiring 04/08/15	BNP Paribas	HKD	24,566	3,167,400	3,168,797	1,397
Expiring 04/08/15	Citigroup Global Markets	HKD	24,913	3,212,200	3,213,529	1,329
Expiring 04/08/15	Citigroup Global Markets	HKD	68,517	8,838,000	8,837,997	(3)
Expiring 04/08/15	Citigroup Global Markets	HKD	77,552	10,001,200	10,003,375	2,175
Expiring 04/08/15	Citigroup Global Markets	HKD	88,260	11,379,658	11,384,621	4,963
Expiring 04/08/15	Citigroup Global Markets	HKD	157,291	20,286,700	20,288,827	2,127
Expiring 04/08/15	Citigroup Global Markets	HKD	838,474	108,106,485	108,153,896	47,411
Expiring 04/08/15	Citigroup Global Markets	HKD	838,474	108,106,485	108,153,896	47,411
Expiring 04/08/15	UBS AG	HKD	221,091	28,507,000	28,518,340	11,340

Forward foreign currency exchange contracts outstanding at January 31, 2015 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Indian Rupee, Expiring 04/24/15	BNP Paribas	INR	1,285,551	$20,623,265	$20,391,000	$(232,265)
Japanese Yen, Expiring 04/28/15	Barclays Capital Group	JPY	2,143,730	18,216,900	18,274,989	58,089
Mexican Peso, Expiring 04/22/15	JPMorgan Chase	MXN	305,386	20,727,309	20,270,692	(456,617)
New Zealand Dollar, Expiring 04/16/15	Bank of America	NZD	8,730	6,672,274	6,304,252	(368,022)
Philippine Peso, Expiring 02/12/15	Barclays Capital Group	PHP	264,015	5,867,005	5,984,788	117,783
Expiring 02/12/15	UBS AG	PHP	200,530	4,584,600	4,545,692	(38,908)
Expiring 02/12/15	UBS AG	PHP	479,948	10,744,300	10,879,623	135,323
Russian Ruble, Expiring 02/09/15	Credit Suisse First Boston Corp.	RUB	33,156	592,383	478,825	(113,558)
South Korean Won, Expiring 03/16/15	Citigroup Global Markets	KRW	5,014,050	4,577,787	4,577,136	(651)
Swiss Franc, Expiring 04/28/15	Barclays Capital Group	CHF	18,657	21,735,800	20,404,939	(1,330,861)
Expiring 04/28/15	Deutsche Bank AG	CHF	12,375	14,518,000	13,534,299	(983,701)
Taiwanese Dollar, Expiring 02/02/15	UBS AG	TWD	175,027	5,782,200	5,554,039	(228,161)
Expiring 02/02/15	UBS AG	TWD	220,796	6,979,500	7,006,409	26,909
Expiring 02/02/15	UBS AG	TWD	1,347,374	42,828,163	42,755,454	(72,709)
Thai Baht, Expiring 03/06/15	Barclays Capital Group	THB	45,682	1,388,600	1,393,401	4,801
Expiring 03/06/15	Barclays Capital Group	THB	109,291	3,296,500	3,333,627	37,127
Turkish Lira, Expiring 04/20/15	Barclays Capital Group	TRY	6,479	2,711,454	2,605,912	(105,542)

				$580,064,914	$576,130,618	$(3,934,296)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 04/16/15	JPMorgan Chase	AUD	9,600	$7,441,800	$7,437,114	$4,686
Expiring 04/16/15	JPMorgan Chase	AUD	4,615	3,643,400	3,575,591	67,809
Expiring 04/16/15	JPMorgan Chase	AUD	4,464	3,622,600	3,458,107	164,493
Expiring 04/16/15	JPMorgan Chase	AUD	4,083	3,294,390	3,163,530	130,860
Brazilian Real, Expiring 03/11/15	Citigroup Global Markets	BRL	4,181	1,564,900	1,541,753	23,147
Expiring 03/11/15	Citigroup Global Markets	BRL	4,059	1,495,900	1,496,663	(763)
British Pound, Expiring 04/28/15	Citigroup Global Markets	GBP	4,637	7,037,110	6,979,555	57,555
Expiring 04/28/15	Citigroup Global Markets	GBP	3,889	5,893,278	5,853,301	39,977
Expiring 04/28/15	Citigroup Global Markets	GBP	3,374	5,092,561	5,079,283	13,278

Expiring 04/28/15	Citigroup Global Markets	GBP	2,909	4,392,132	4,379,175	12,957
Expiring 04/28/15	JPMorgan Chase	GBP	6,206	9,415,053	9,342,401	72,652
Expiring 04/28/15	UBS AG	GBP	6,299	9,479,439	9,482,425	(2,986)
Canadian Dollar, Expiring 04/16/15	Citigroup Global Markets	CAD	15,711	13,089,372	12,352,024	737,348
Chinese Renminbi, Expiring 04/08/15	Citigroup Global Markets	CNH	68,870	10,930,100	10,939,731	(9,631)
Expiring 04/08/15	Deutsche Bank AG	CNH	47,379	7,479,300	7,525,971	(46,671)
Euro, Expiring 02/03/15	Deutsche Bank AG	EUR	9,311	11,117,835	10,522,018	595,817
Expiring 04/28/15	Bank of America	EUR	12,150	14,285,127	13,740,449	544,678
Expiring 04/28/15	Deutsche Bank AG	EUR	22,721	26,102,844	25,696,081	406,763
Expiring 04/28/15	JPMorgan Chase	EUR	110,966	125,282,532	125,493,123	(210,591)
Expiring 04/28/15	JPMorgan Chase	EUR	96,153	108,097,556	108,741,862	(644,306)
Expiring 04/28/15	JPMorgan Chase	EUR	55,484	62,505,376	62,748,443	(243,067)
Expiring 04/28/15	JPMorgan Chase	EUR	32,444	36,433,800	36,691,823	(258,023)
Expiring 04/28/15	JPMorgan Chase	EUR	5,927	6,831,023	6,702,509	128,514
Expiring 04/28/15	JPMorgan Chase	EUR	4,981	5,798,524	5,632,659	165,865
Expiring 04/28/15	JPMorgan Chase	EUR	559	634,013	631,751	2,262
Expiring 02/03/15	Toronto Dominion	EUR	3,538	4,105,199	3,997,794	107,405
Expiring 04/28/15	Toronto Dominion	EUR	2,017	2,339,242	2,281,260	57,982
Expiring 04/28/15	Toronto Dominion	EUR	93	108,347	105,661	2,686
Expiring 10/13/15	Bank of America	EUR	3,500	4,191,050	3,969,149	221,901
Expiring 10/13/15	Deutsche Bank AG	EUR	16,018	18,652,615	18,165,241	487,374
Hong Kong Dollar, Expiring 04/08/15	Deutsche Bank AG	HKD	3,381	436,041	436,165	(124)
Expiring 09/09/15	Deutsche Bank AG	HKD	3,063	395,072	395,154	(82)
Hungarian Forint, Expiring 04/22/15	Citigroup Global Markets	HUF	635,310	2,307,083	2,304,571	2,512
Japanese Yen, Expiring 04/28/15	BNP Paribas	JPY	156,996	1,326,788	1,338,366	(11,578)
Expiring 04/28/15	Deutsche Bank AG	JPY	8,276,878	70,042,126	70,559,185	(517,059)
Expiring 06/09/15	Bank of America	JPY	628,574	5,810,774	5,361,597	449,177
Expiring 06/09/15	Barclays Capital Group	JPY	986,509	8,263,826	8,414,703	(150,877)
Expiring 06/09/15	Citigroup Global Markets	JPY	550,000	4,650,644	4,691,377	(40,733)
Expiring 06/09/15	Citigroup Global Markets	JPY	373,634	3,135,841	3,187,011	(51,170)
Mexican Peso, Expiring 04/22/15	Deutsche Bank AG	MXN	168,324	11,219,000	11,172,874	46,126
New Zealand Dollar, Expiring 04/16/15	Bank of America	NZD	4,984	3,687,400	3,599,250	88,150
Expiring 04/16/15	Bank of America	NZD	4,441	3,400,467	3,207,293	193,174
Expiring 04/16/15	BNP Paribas	NZD	5,140	3,720,900	3,712,203	8,697
Expiring 04/16/15	Citigroup Global Markets	NZD	4,912	3,643,400	3,547,063	96,337
Expiring 04/16/15	JPMorgan Chase	NZD	4,778	3,622,600	3,450,516	172,084
Polish Zloty, Expiring 04/23/15	JPMorgan Chase	PLN	47,992	12,878,285	12,918,516	(40,231)

Russian Ruble, Expiring 03/18/15	BNP Paribas	RUB	49,738	733,600	705,842	27,758
Singapore Dollar, Expiring 04/24/15	BNP Paribas	SGD	9,995	7,374,800	7,380,520	(5,720)
Expiring 04/24/15	BNP Paribas	SGD	9,798	7,286,800	7,235,175	51,625
South African Rand, Expiring 04/20/15	Citigroup Global Markets	ZAR	167,969	14,300,730	14,242,960	57,770
Expiring 04/20/15	JPMorgan Chase	ZAR	15,763	1,364,161	1,336,645	27,516
Expiring 04/20/15	Toronto Dominion	ZAR	45,992	3,953,301	3,899,947	53,354
South Korean Won, Expiring 03/16/15	JPMorgan Chase	KRW	4,966,715	4,489,281	4,533,926	(44,645)
Swiss Franc, Expiring 03/02/15	Barclays Capital Group	CHF	5,631	5,974,218	6,142,456	(168,238)
Expiring 04/28/15	Deutsche Bank AG	CHF	14,434	16,139,500	15,786,976	352,524
Expiring 04/28/15	JPMorgan Chase	CHF	59,696	69,752,489	65,290,129	4,462,360
Taiwanese Dollar, Expiring 02/02/15	Citigroup Global Markets	TWD	492,947	16,282,322	15,642,417	639,905
Expiring 02/02/15	Citigroup Global Markets	TWD	361,122	11,845,900	11,459,288	386,612
Expiring 02/02/15	Citigroup Global Markets	TWD	232,829	7,456,500	7,388,237	68,263
Expiring 02/02/15	Citigroup Global Markets	TWD	139,129	4,551,400	4,414,916	136,484
Expiring 02/02/15	UBS AG	TWD	377,068	11,938,200	11,965,286	(27,086)
Expiring 02/02/15	UBS AG	TWD	140,101	4,562,300	4,445,758	116,542
Thai Baht, Expiring 03/06/15	Citigroup Global Markets	THB	149,340	4,501,899	4,555,198	(53,299)
Turkish Lira, Expiring 04/20/15	Citigroup Global Markets	TRY	61,718	26,403,898	24,823,590	1,580,308
Expiring 04/20/15	Deutsche Bank AG	TRY	61,718	26,349,453	24,823,591	1,525,862
Expiring 04/20/15	JPMorgan Chase	TRY	3,475	1,457,400	1,397,701	59,699

				$905,614,817	$893,492,849	$12,121,968

						$8,187,672

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2015.

Cross currency exchange contracts outstanding at January 31, 2015:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
04/20/15	Buy	EUR	653	ZAR	8,538	$13,858	Barclays Capital Group
04/23/15	Buy	PLN	40,685	EUR	9,486	223,582	JPMorgan Chase
04/28/15	Buy	CHF	26,921	EUR	27,399	(1,542,618)	JPMorgan Chase
04/28/15	Buy	CHF	15,532	EUR	15,631	(689,356)	Barclays Capital Group
04/28/15	Buy	EUR	9,388	GBP	7,204	(226,404)	Barclays Capital Group
04/28/15	Buy	EUR	13,049	JPY	1,739,949	(75,557)	JPMorgan Chase
04/28/15	Buy	EUR	19,438	CHF	19,872	247,762	Deutsche Bank AG
04/28/15	Buy	EUR	19,750	CHF	20,528	(115,857)	Deutsche Bank AG
04/28/15	Buy	EUR	9,867	JPY	1,321,670	(108,150)	JPMorgan Chase

04/28/15	Buy	EUR	9,922	CHF	10,367	(117,305)	Deutsche Bank AG
04/28/15	Buy	GBP	4,791	EUR	6,308	76,959	JPMorgan Chase
04/28/15	Buy	GBP	4,863	EUR	6,468	5,175	JPMorgan Chase

						$(2,307,911)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2015.

Interest rate swap agreements outstanding at January 31, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
AUD	2,500	12/19/32	4.423%	6 Month BBSW(2)	$387,006	$—	$387,006	Barclays Capital Group
AUD	3,190	12/20/32	4.420%	6 Month BBSW(2)	491,790	—	491,790	Citigroup Global Markets
BRL	21,481	01/01/17	9.130%	1 Day Brazil Interbank Rate(2)	(566,049)	—	(566,049)	Barclays Capital Group
BRL	16,966	01/01/17	8.330%	1 Day Brazil Interbank Rate(2)	(693,963)	—	(693,963)	Citigroup Global Markets
BRL	99,480	01/02/17	10.580%	1 Day Brazil Interbank Rate(2)	(1,179,344)	—	(1,179,344)	Hong Kong & Shanghai Bank
BRL	64,136	01/01/18	11.770%	1 Day Brazil Interbank Rate(2)	(180,627)	—	(180,627)	Deutsche Bank AG
BRL	26,345	01/01/21	11.300%	1 Day Brazil Interbank Rate(2)	(200,907)	—	(200,907)	Barclays Capital Group
BRL	19,849	01/01/21	12.640%	1 Day Brazil Interbank Rate(2)	602,347	—	602,347	Deutsche Bank AG
MXN	208,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	740,459	—	740,459	Credit Suisse First Boston Corp.
MXN	163,300	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	365,561	—	365,561	Deutsche Bank AG
MXN	104,200	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(100,357)	—	(100,357)	Barclays Capital Group
MXN	96,000	10/20/23	6.540%	28 Day Mexican Interbank Rate(2)	573,156	—	573,156	Deutsche Bank AG
RUB	87,300	05/20/23	7.250%	3 Month MOSPRIME(2)	(435,805)	—	(435,805)	Credit Suisse First Boston Corp.
	27,095	11/15/19	1.334%	3 Month LIBOR(1)	(78,371)	—	(78,371)	Citigroup Global Markets
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	262,425	—	262,425	Hong Kong & Shanghai Bank

					$(12,679)	$—	$(12,679)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
AUD	6,100	03/07/29	4.743%	6 Month BBSW(2)	$(105,572)	$1,019,145	$1,124,717
CAD	83,500	01/09/20	1.710%	3 Month Canadian Banker’s Acceptance(1)	70,044	(1,960,549)	(2,030,593)
EUR	38,000	08/04/16	0.078%	1 Day EONIA(1)	19,559	(130,868)	(150,427)
EUR	24,600	08/01/19	0.346%	1 Day EONIA(1)	66,222	(499,481)	(565,703)
EUR	25,400	08/04/24	1.054%	1 Day EONIA(1)	(138,851)	(2,089,174)	(1,950,323)
EUR	2,400	01/20/25	0.406%	1 Day EONIA(1)	(721)	(6,892)	(6,171)
GBP	3,000	06/07/21	1.620%	1 Day SONIA(1)	5,661	(204,065)	(209,726)
GBP	11,000	11/03/24	1.960%	1 Day SONIA(1)	39,266	(1,390,113)	(1,429,379)
GBP	13,000	01/08/25	1.330%	1 Day SONIA(1)	2,668	(430,774)	(433,442)
MXN	135,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	(19,815)	123,724	143,539
MXN	185,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(48,319)	422,633	470,952

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)(3)
MXN	159,300	08/20/19	5.110%	28 Day Mexican Interbank Rate(2)	$(46,351)	$183,261	$229,612
MXN	108,800	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(56,092)	542,958	599,050
MXN	175,900	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(53,994)	654,373	708,367
MXN	250,000	12/24/24	6.010%	28 Day Mexican Interbank Rate(2)	(29,925)	762,926	792,851
MXN	171,700	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	(8,074)	318,295	326,369
MXN	46,600	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	161	268,444	268,283
	280,890	06/30/16	0.655%	3 Month LIBOR(1)	(36,000)	(554,743)	(518,743)
	78,070	06/30/16	0.655%	3 Month LIBOR(1)	345	(154,328)	(154,673)
	70,240	06/30/16	0.618%	3 Month LIBOR(1)	326	(101,955)	(102,281)
	31,900	08/27/16	0.702%	3 Month LIBOR(1)	230	(66,337)	(66,567)
	254,000	09/30/16	0.711%	3 Month LIBOR(1)	785	(490,020)	(490,805)
	92,450	09/30/16	0.877%	3 Month LIBOR(1)	381	(429,924)	(430,305)
	46,850	11/10/16	0.739%	3 Month LIBOR(1)	267	(87,622)	(87,889)
	39,900	01/15/17	0.786%	3 Month LIBOR(1)	250	(72,910)	(73,160)
	24,175	12/24/17	1.384%	3 Month LIBOR(1)	2,768	(293,916)	(296,684)
	119,350	02/28/19	1.806%	3 Month LIBOR(1)	250,309	(2,864,940)	(3,115,249)
	53,100	02/28/19	1.625%	3 Month LIBOR(1)	389	(889,505)	(889,894)
	28,700	11/06/19	1.753%	3 Month LIBOR(1)	279	(574,868)	(575,147)
	39,700	12/02/19	1.639%	3 Month LIBOR(1)	329	(572,903)	(573,232)
ZAR	85,100	11/14/23	8.190%	3 Month JIBAR(2)	(42,265)	642,726	684,991
ZAR	140,000	01/08/25	7.540%	3 Month JIBAR(2)	(6,133)	433,371	439,504
ZAR	25,100	01/12/25	7.430%	3 Month JIBAR(2)	(888)	60,617	61,505
ZAR	152,500	01/13/25	7.440%	3 Month JIBAR(2)	(5,425)	377,508	382,933
ZAR	60,700	01/13/25	7.430%	3 Month JIBAR(2)	(2,086)	146,521	148,607

					$(140,272)	$(7,909,385)	$(7,769,113)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2015.

Credit default swap agreements outstanding at January 31, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2015(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1)
American International Group, Inc.	03/20/18	3.700%	1,300	0.302%	$(143,540)	$—	$(143,540)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	1,800	0.651%	(12,484)	92,285	(104,769)	JPMorgan Chase
Toll Brothers Financial Corp.	03/20/15	1.000%	1,885	0.202%	(4,299)	4,063	(8,362)	Credit Suisse First Boston Corp.

					$(160,323)	$96,348	$(256,671)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2)
CDX.NA.HY.17.V6	12/20/16	5.000%	30,875	$1,484,793	$1,410,816	$73,977	Deutsche Bank AG
CDX.NA.HY.17.V6	12/20/16	5.000%	43,938	2,112,974	1,897,856	215,118	Deutsche Bank AG
CDX.NA.HY.17.V6	12/20/16	5.000%	16,150	776,661	677,403	99,258	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V6	12/20/16	5.000%	27,788	1,336,313	1,217,633	118,680	Deutsche Bank AG
CDX.NA.HY.18.V3	06/20/17	5.000%	13,720	824,508	(1,088,072)	1,912,580	Bank of America
CMBX.NA.7.AAA	01/17/47	0.500%	23,000	(788,784)	(893,248)	104,464	Goldman Sachs & Co.

				$5,746,465	$3,222,388	$2,524,077

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date(3)	Value at January 31, 2015	Unrealized (Depreciation)(6)
Exchange-Traded credit default swaps on credit indices—Sell Protection(2)
CDX.NA.HY.18.V3	06/20/17	5.000%	88,200	$8,110,099	$4,736,384	$(3,373,715)
CDX.NA.HY.23.V1	12/20/19	5.000%	131,000	8,768,227	7,223,745	(1,544,482)

				$16,878,326	$11,960,129	$(4,918,197)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2015(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2)
Kingdom of Belgium	12/20/24	1.000%	5,000	0.816%	$87,651	$8,073	$79,578	JPMorgan Chase

U.S. Treasury obligations with a combined market value of $21,140,045 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at January 31, 2015.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of the emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2015.

Currency swap agreements outstanding at January 31, 2015:

Notional Amount (000)#		Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements:
	196	3 Month LIBOR	EUR	150	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	$26,321	$—	$26,321
	396	3 Month LIBOR	EUR	300	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	57,278	—	57,278
	1,205	3 Month LIBOR	JPY	120,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	185,561	—	185,561
	2,491	3 Month LIBOR	JPY	242,815	3 Month JPY LIBOR minus 32.75 bps	Citigroup Global Markets	05/02/15	426,187	—	426,187
	448	3 Month LIBOR plus 333 bps	JPY	35,000	4.500%	Citigroup Global Markets	06/08/15	144,055	(17,610)	161,665
	1,284	3 Month LIBOR plus 313 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	414,599	(56,203)	470,802
	508	3 Month LIBOR	EUR	400	3 Month EURIBOR minus 31.25 bps	Citigroup Global Markets	11/15/15	56,411	—	56,411
	2,329	3 Month LIBOR plus 412 bps	EUR	1,920	4.500%	Citigroup Global Markets	11/30/15	157,394	(21,885)	179,279
	1,395	3 Month LIBOR	EUR	1,060	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	198,660	—	198,660
	3,758	3 Month LIBOR	EUR	3,240	3 Month EURIBOR minus 24.5 bps	Citigroup Global Markets	01/16/17	100,817	—	100,817
	4,243	3 Month LIBOR	EUR	3,600	3 Month EURIBOR minus 21.25 bps	Citigroup Global Markets	01/16/17	182,324	—	182,324
	2,247	3 Month LIBOR plus 432 bps	JPY	175,000	3.450%	Citigroup Global Markets	03/24/17	815,717	10,901	804,816
	1,969	3 Month LIBOR plus 208 bps	EUR	1,610	4.250%	Citigroup Global Markets	07/14/17	11,582	(182,593)	194,175
	3,030	3 Month LIBOR plus 220 bps	EUR	2,485	4.250%	Citigroup Global Markets	07/14/17	17,858	(258,837)	276,695
	16,667	3 Month LIBOR	JPY	1,700,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank	05/14/17	2,171,614	—	2,171,614
	5,141	3 Month LIBOR	EUR	4,470	3 Month EURIBOR minus 25 bps	Goldman Sachs & Co.	01/20/17	87,749	—	87,749
	1,604	3 Month LIBOR	CHF	1,500	3 Month CHF LIBOR minus 29.00 bps	Hong Kong & Shanghai Bank	04/24/15	(31,126)	—	(31,126)
TRY	30,333	8.68%		14,786	3 Month LIBOR	Hong Kong & Shanghai Bank	09/05/15	(1,874,138)	—	(1,874,138)
TRY	82,730	8.69%		39,812	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(4,622,329)	—	(4,622,329)
	275	3 Month LIBOR	EUR	210	3 Month EURIBOR minus 30.50 bps	Hong Kong & Shanghai Bank	12/17/15	37,578	—	37,578
	1,993	3 Month LIBOR	EUR	1,550	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	244,982	—	244,982
	25,520	3 Month LIBOR	EUR	20,000	3 Month EURIBOR minus 10.87 bps	JPMorgan Chase	10/31/15	2,849,325	—	2,849,325
	1,164	3 Month LIBOR plus 398 bps	EUR	950	4.500%	JPMorgan Chase	11/30/15	88,693	(20,152)	108,845
JPY	1,130,000	3 Month JPY LIBOR minus 43.35 bps		9,593	3 Month LIBOR	JPMorgan Chase	11/26/16	21,342	—	21,342
JPY	4,520,000	3 Month JPY LIBOR minus 42.10 bps		38,289	3 Month LIBOR	JPMorgan Chase	11/28/16	176,474	—	176,474
	1,150	3 Month LIBOR	EUR	1,000	3 Month EURIBOR minus 25 bps	JPMorgan Chase	01/20/17	19,641	—	19,641
	1,351	1 Month LIBOR plus 88 bps	MXN	20,000	28 Day Mexican Interbank Rate	JPMorgan Chase	03/08/17	9,485	—	9,485
	1,700	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 46.75	JPMorgan Chase	05/03/17	—	—	—
	4,138	3 Month LIBOR plus 54.25	JPY	500,000	0.155%	JPMorgan Chase	10/26/17	(126,127)	—	(126,127)
	38,289	3 Month LIBOR	JPY	4,520,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	(125,262)	—	(125,262)
	9,593	3 Month LIBOR	JPY	1,130,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	15,538	—	15,538

								$1,738,203	$(546,379)	$2,284,582

Total return swap agreements outstanding at January 31, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
Citigroup Global Markets	03/12/2040	14,600	Pay fixed payments on the IFN Index and receive variable payments based on the 1 Month LIBOR	$(346,081)	$(225,577)	$(120,504)
Credit Suisse First Boston Corp.	03/12/2040	29,200	Pay fixed payments on the IFN Index and receive variable payments based on the 1 Month LIBOR	(692,163)	(593,599)	(98,564)
Morgan Stanley	03/20/2015	12,500	Pay fixed payments on the IBOXXUSLHY Index and receive variable payments based on the 3 Month LIBOR	—	—	—

				$(1,038,244)	$(819,176)	$(219,068)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$7,315,994	$—
Collateralized Loan Obligations	—	701,298,052	51,294,000
Non-Residential Mortgage-Backed Securities	—	29,516,258	—
Residential Mortgage-Backed Securities	—	448,131,534	61,046,795
Bank Loans	—	218,615,055	6,423,903
Commercial Mortgage-Backed Securities	—	539,850,605	33,103,740
Corporate Bonds	—	2,841,172,954	16,024,118
Covered Bonds	—	59,952,244	—
Foreign Agencies	—	208,811,440	—
Municipal Bonds	—	120,819,090	—
Sovereign Bonds	—	685,762,363	—
U.S. Government Agency Obligations	—	188,494,530	—
U.S. Treasury Obligations	—	1,483,855,424	—
Preferred Stock	581,900	—	—
Affiliated Mutual Funds	850,640,705	—	—
Options Purchased	3,478,119	—	—
Options Written	(2,033,938)	—	—
Other Financial Instruments*
Futures Contracts	25,773,210	—	—
Forward Foreign Currency Exchange Contracts	—	8,187,672	—
Cross Currency Exchange Contracts	—	(2,307,911)	—
Exchange-traded interest rate swaps	—	(7,769,113)	—
Over-the-counter interest rate swaps	—	(12,679)	—
Exchange-traded credit default swaps	—	(4,918,197)	—
Over-the-counter credit default swaps	—	5,673,793	—
Currency Swap Agreements	—	1,738,203	—
Total Return Swap Agreements	—	(1,038,244)	—

Total	$878,439,996	$7,533,149,067	$167,892,556

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Residential Mortgage- Backed Securities	Bank Loans	Commercial Mortgage-Backed Securities	Corporate Bonds
Balance as of 10/31/14	$100,257,910	$29,611,024	$6,693,194	$—	$16,065,898
Realized gain (loss)	—	—	(6,812)	9,875	—
Change in unrealized appreciation (depreciation)**	—	230,816	(603,059)	155,410	249,826
Purchases	51,294,000	60,813,140	—	43,048,221	—
Sales	—	—	(5,284,959)	(10,109,766)	(291,606)
Accrued discount/premium	—	2,839	—	—	—
Transfers into Level 3	—	—	5,625,539	—	—
Transfers out of Level 3	(100,257,910)	(29,611,024)	—	—	—

Balance as of 01/31/15	$51,294,000	$61,046,795	$6,423,903	$33,103,740	$16,024,118

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $313,006 was relating to securities held at the reporting period end.

It is the fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 4 Collateralized Loan Obligations and 2 Residential Mortgage-Backed Securities transferred out of Level 3 as a result of being valued by an independent pricing source and 2 Bank Loans transferred into Level 3 as a result of being valued using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and prices of any recent transactions or bids/offers for such securities or any comparable securities.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Subject to guidelines adopted by the Board, each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 17

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date March 20, 2015

*	Print the name and title of each signing officer under his or her signature.